UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor ® High Income
Advantage Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2013

1.804847.109

HY-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 71.3%
	Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - 0.4%
Air Transportation - 0.2%
UAL Corp. 4.5% 6/30/21 (e)	$ 3,692	$ 4,066
Broadcasting - 0.0%
Mood Media Corp. 10% 10/31/15 (e)	38	30
Energy - 0.0%
Chesapeake Energy Corp. 2.75% 11/15/35	410	415
Metals/Mining - 0.2%
Massey Energy Co. 3.25% 8/1/15	2,580	2,404
TOTAL CONVERTIBLE BONDS		6,915
Nonconvertible Bonds - 70.9%
Aerospace - 0.3%
GenCorp, Inc. 7.125% 3/15/21 (e)	525	554
TransDigm, Inc. 7.5% 7/15/21 (e)	5,565	5,899
		6,453
Air Transportation - 0.5%
American Airlines, Inc. pass-thru certificates:
Series 2013-1A Class A, 4% 1/15/27 (e)	1,510	1,442
Series 2013-1B Class B, 5.625% 1/15/21 (e)	645	637
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	973	1,019
6.125% 4/29/18 (e)	670	680
7.339% 4/19/14	379	387
9.25% 5/10/17	1,298	1,435
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	2,320	2,650
		8,250
Automotive - 2.2%
Affinia Group, Inc. 7.75% 5/1/21 (e)	405	417
Chassix, Inc. 9.25% 8/1/18 (e)	765	798
Continental Rubber of America Corp. 4.5% 9/15/19 (e)	1,240	1,261
Dana Holding Corp.:
5.375% 9/15/21	1,450	1,454
6% 9/15/23	1,450	1,454
General Motors Acceptance Corp. 8% 11/1/31	4,835	5,778
General Motors Corp.:
6.75% 5/1/28 (c)	547	0
7.125% 7/15/49 (c)	1,583	0
7.2% 1/15/11 (c)	3,997	0
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
General Motors Corp.: - continued
7.4% 9/1/25 (c)	$ 273	$ 0
7.7% 4/15/16 (c)	980	0
8.25% 7/15/23 (c)	7,625	0
8.375% 7/15/33 (c)	23,416	0
General Motors Financial Co., Inc.:
3.25% 5/15/18 (e)	1,145	1,119
4.25% 5/15/23 (e)	1,000	960
4.75% 8/15/17 (e)	7,430	7,792
6.75% 6/1/18	10,220	11,395
LKQ Corp. 4.75% 5/15/23 (e)	430	412
Schaeffler Finance BV 4.75% 5/15/21 (e)	1,930	1,872
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (e)(h)	2,550	2,601
Tenneco, Inc. 6.875% 12/15/20	3,362	3,631
		40,944
Banks & Thrifts - 3.9%
Ally Financial, Inc.:
5.5% 2/15/17	8,000	8,458
8% 3/15/20	4,150	4,887
GMAC LLC:
8% 12/31/18	25,964	29,924
8% 11/1/31	23,457	28,383
Royal Bank of Scotland Group PLC 6.1% 6/10/23	2,375	2,279
Washington Mutual Bank 5.5% 1/15/49 (c)	10,000	1
		73,932
Broadcasting - 0.8%
AMC Networks, Inc. 7.75% 7/15/21	500	560
Clear Channel Communications, Inc.:
5.5% 9/15/14	6,735	6,634
5.5% 12/15/16	1,938	1,550
Sirius XM Radio, Inc. 5.75% 8/1/21 (e)	5,525	5,525
		14,269
Building Materials - 1.2%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (e)	595	594
Associated Materials LLC 9.125% 11/1/17	1,809	1,951
BC Mountain LLC/BC Mountain Finance, Inc. 7% 2/1/21 (e)	540	562
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Building Materials - continued
CEMEX Finance LLC 9.375% 10/12/22 (e)	$ 2,305	$ 2,576
CEMEX SA de CV 5.2756% 9/30/15 (e)(h)	4,305	4,434
HD Supply, Inc. 10.5% 1/15/21	1,225	1,262
Interline Brands, Inc. 10% 11/15/18 pay-in-kind	520	562
Nortek, Inc. 8.5% 4/15/21 (e)	1,520	1,630
Ply Gem Industries, Inc. 8.25% 2/15/18	5,227	5,632
USG Corp.:
6.3% 11/15/16	275	285
7.875% 3/30/20 (e)	1,390	1,539
9.75% 1/15/18	1,585	1,833
		22,860
Cable TV - 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	2,550	2,333
5.25% 3/15/21 (e)	2,245	2,155
5.75% 9/1/23 (e)	1,545	1,452
5.75% 1/15/24	6,890	6,442
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (e)	535	552
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (e)	5,495	5,275
DISH DBS Corp.:
5.875% 7/15/22	4,240	4,229
6.75% 6/1/21	5,260	5,576
Lynx I Corp. 5.375% 4/15/21 (e)	1,260	1,276
Lynx II Corp. 6.375% 4/15/23 (e)	710	729
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (e)	2,145	2,097
7.5% 3/15/19 (e)	705	761
UPCB Finance III Ltd. 6.625% 7/1/20 (e)	3,060	3,274
UPCB Finance VI Ltd. 6.875% 1/15/22 (e)	1,900	2,014
		38,165
Capital Goods - 0.1%
Briggs & Stratton Corp. 6.875% 12/15/20	1,285	1,418
Chemicals - 1.5%
Hexion U.S. Finance Corp. 6.625% 4/15/20 (e)	4,605	4,709
Kinove German Bondco GmbH 9.625% 6/15/18 (e)	1,410	1,565
LSB Industries, Inc. 7.75% 8/1/19 (e)	705	705
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20	$ 5,165	$ 5,501
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (e)(h)	1,630	1,659
PolyOne Corp. 5.25% 3/15/23 (e)	2,215	2,171
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (e)	11,535	11,448
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (e)	960	995
		28,753
Consumer Products - 0.3%
Alphabet Holding Co., Inc. 7.75% 11/1/17 pay-in-kind	2,360	2,437
First Quality Finance Co., Inc. 4.625% 5/15/21 (e)	490	467
Prestige Brands, Inc. 8.125% 2/1/20	335	369
Revlon Consumer Products Corp. 5.75% 2/15/21 (e)	1,800	1,816
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (e)	565	600
6.625% 11/15/22 (e)	670	717
		6,406
Containers - 3.0%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (e)	3,073	3,261
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (e)	846	901
9.125% 10/15/20 (e)	3,369	3,655
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.875% 11/15/22 (e)	450	438
7% 11/15/20 (e)	3,950	3,891
9.125% 10/15/20 (e)	1,045	1,129
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (e)	590	589
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (e)	875	914
Graphic Packaging International, Inc. 4.75% 4/15/21	615	595
Pretium Packaging LLC/Pretium Finance, Inc. 11.5% 4/1/16	3,400	3,655
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	10,505	10,689
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA: - continued
6.875% 2/15/21	$ 7,339	$ 7,807
7.875% 8/15/19	8,387	9,226
8.25% 2/15/21	6,144	6,252
Sealed Air Corp. 6.5% 12/1/20 (e)	1,730	1,868
Tekni-Plex, Inc. 9.75% 6/1/19 (e)	1,332	1,485
		56,355
Diversified Financial Services - 6.6%
CIT Group, Inc.:
5% 8/15/22	3,555	3,524
5% 8/1/23	12,415	12,172
5.25% 3/15/18	4,965	5,275
5.375% 5/15/20	4,400	4,598
5.5% 2/15/19 (e)	8,075	8,469
Citigroup, Inc. 5.9% (f)(h)	9,045	8,728
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	4,575	4,832
International Lease Finance Corp.:
3.875% 4/15/18	7,210	7,021
4.625% 4/15/21	6,990	6,702
5.625% 9/20/13	10,655	10,682
5.65% 6/1/14	351	360
5.75% 5/15/16	6,040	6,365
7.125% 9/1/18 (e)	10,309	11,623
8.25% 12/15/20	1,580	1,829
8.625% 1/15/22	11,305	13,425
SLM Corp.:
3.875% 9/10/15	390	397
5.5% 1/25/23	2,245	2,100
8% 3/25/20	9,700	10,816
8.45% 6/15/18	3,295	3,790
		122,708
Diversified Media - 2.1%
Checkout Holding Corp. 0% 11/15/15 (e)	8,700	6,971
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	1,225	1,268
6.5% 11/15/22	3,315	3,464
7.625% 3/15/20	900	941
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Diversified Media - continued
Clear Channel Worldwide Holdings, Inc.: - continued
7.625% 3/15/20	$ 6,300	$ 6,647
Lamar Media Corp. 7.875% 4/15/18	1,810	1,950
Liberty Media Corp.:
8.25% 2/1/30	469	507
8.5% 7/15/29	529	583
National CineMedia LLC:
6% 4/15/22	4,035	4,217
7.875% 7/15/21	2,050	2,235
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (e)	2,905	2,854
7.75% 10/15/18	4,395	4,780
11.625% 2/1/14	1,424	1,492
WMG Acquisition Corp. 6% 1/15/21 (e)	667	697
		38,606
Electric Utilities - 6.5%
Atlantic Power Corp. 9% 11/15/18	2,525	2,500
Calpine Corp. 7.875% 1/15/23 (e)	4,767	5,172
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	6,332	6,854
10% 12/1/20 (e)	8,903	9,615
11% 10/1/21	10,347	11,226
12.25% 12/1/18 pay-in-kind (e)	3,795	3,196
12.25% 3/1/22 (e)	29,455	32,746
GenOn Energy, Inc. 9.5% 10/15/18	795	910
InterGen NV 7% 6/30/23 (e)	3,940	3,930
Mirant Americas Generation LLC:
8.5% 10/1/21	10,565	11,516
9.125% 5/1/31	2,645	2,857
NRG Energy, Inc. 6.625% 3/15/23	5,105	5,233
Puget Energy, Inc.:
5.625% 7/15/22	6,125	6,601
6% 9/1/21	3,305	3,651
6.5% 12/15/20	1,935	2,206
The AES Corp.:
4.875% 5/15/23	725	689
7.375% 7/1/21	2,400	2,712
TXU Corp.:
5.55% 11/15/14	7,757	4,809
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
TXU Corp.: - continued
6.5% 11/15/24	$ 4,961	$ 2,778
6.55% 11/15/34	4,295	2,405
		121,606
Energy - 6.3%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	2,720	2,584
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	1,260	1,339
7% 5/20/22	2,700	2,876
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 5.875% 8/1/23 (e)	1,885	1,800
Chesapeake Energy Corp.:
5.375% 6/15/21	2,185	2,180
5.75% 3/15/23	2,170	2,186
Continental Resources, Inc. 4.5% 4/15/23	2,965	2,883
Crestwood Midstream Partners LP/Finance Corp. 7.75% 4/1/19	3,095	3,234
Denbury Resources, Inc. 4.625% 7/15/23	7,520	6,881
Edgen Murray Corp. 8.75% 11/1/20 (e)	1,880	1,880
El Paso Energy Corp. 7.75% 1/15/32	1,399	1,486
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	1,440	1,584
EPE Holdings LLC/EP Energy Bond Co., Inc. 8.875% 12/15/17 pay-in-kind (e)(h)	2,373	2,406
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19	955	965
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20	3,975	4,512
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	2,435	2,459
Forbes Energy Services Ltd. 9% 6/15/19	11,935	11,995
Forest Oil Corp.:
7.25% 6/15/19	2,665	2,632
7.5% 9/15/20 (e)	1,585	1,541
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21	845	834
Gulfmark Offshore, Inc. 6.375% 3/15/22	560	573
Halcon Resources Corp. 8.875% 5/15/21	1,680	1,697
Kodiak Oil & Gas Corp.:
5.5% 1/15/21 (e)	790	796
8.125% 12/1/19	2,010	2,206
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (e)	$ 4,075	$ 3,831
6.5% 5/15/19	2,740	2,665
Markwest Energy Partners LP/Markwest Energy Finance Corp. 5.5% 2/15/23	995	1,005
Offshore Group Investment Ltd.:
7.125% 4/1/23 (e)	2,445	2,451
7.5% 11/1/19	11,570	12,149
Pacific Drilling SA 5.375% 6/1/20 (e)	2,090	2,048
Pacific Drilling V Ltd. 7.25% 12/1/17 (e)	4,455	4,722
Precision Drilling Corp.:
6.5% 12/15/21	495	522
6.625% 11/15/20	2,205	2,315
Pride International, Inc. 6.875% 8/15/20	1,839	2,201
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20	1,735	1,785
RDS Ultra-Deepwater Ltd. 11.875% 3/15/17 (e)	2,175	2,344
Regency Energy Partners LP/Regency Energy Finance Corp. 5.5% 4/15/23	2,440	2,464
SemGroup Corp. 7.5% 6/15/21 (e)	1,625	1,645
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	1,324	1,364
Summit Midstream Holdings LLC 7.5% 7/1/21 (e)	810	826
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	908	962
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (e)	425	429
Unit Corp. 6.625% 5/15/21	7,190	7,478
Western Refining, Inc. 6.25% 4/1/21	905	891
		117,626
Entertainment/Film - 0.9%
Cinemark U.S.A., Inc.:
4.875% 6/1/23 (e)	2,110	1,994
5.125% 12/15/22	570	549
7.375% 6/15/21	1,085	1,183
Lions Gate Entertainment Corp. 5.25% 8/1/18 (e)	6,095	6,095
Livent, Inc. yankee 9.375% 10/15/04 (c)	11,100	0
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp.:
5% 8/1/18 (e)	1,425	1,445
8.25% 12/15/17 (e)	1,168	1,268
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Entertainment/Film - continued
Regal Entertainment Group:
5.75% 6/15/23	$ 3,725	$ 3,627
5.75% 2/1/25	555	533
		16,694
Environmental - 0.4%
Clean Harbors, Inc. 5.125% 6/1/21	1,180	1,204
Covanta Holding Corp.:
6.375% 10/1/22	1,355	1,394
7.25% 12/1/20	1,094	1,183
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (e)	350	360
Tervita Corp.:
8% 11/15/18 (e)	1,680	1,741
9.75% 11/1/19 (e)	2,465	2,305
		8,187
Food & Drug Retail - 1.9%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (e)	1,700	1,866
ESAL GmbH 6.25% 2/5/23 (e)	1,505	1,381
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (e)	12,430	11,933
Nutritional Sourcing Corp. 10.125% 8/1/09 (c)	7,424	0
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (e)	975	999
Rite Aid Corp.:
6.75% 6/15/21 (e)	11,895	11,925
6.875% 12/15/28 (e)	2,405	2,267
7.7% 2/15/27	3,515	3,577
Tops Markets LLC 8.875% 12/15/17 (e)	1,095	1,207
		35,155
Food/Beverage/Tobacco - 0.2%
Constellation Brands, Inc.:
3.75% 5/1/21	575	538
4.25% 5/1/23	865	815
Post Holdings, Inc. 7.375% 2/15/22	2,370	2,542
		3,895
Gaming - 1.6%
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375% 2/15/18 (e)	530	574
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20	3,125	2,910
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
Caesars Operating Escrow LLC/Caesars Escrow Corp. 9% 2/15/20 (e)	$ 2,865	$ 2,679
Chester Downs & Marina LLC 9.25% 2/1/20 (e)	655	648
Graton Economic Development Authority 9.625% 9/1/19 (e)	1,730	1,942
MCE Finance Ltd. 5% 2/15/21 (e)	2,100	2,006
MGM Mirage, Inc.:
6.625% 12/15/21	1,795	1,894
6.875% 4/1/16	820	897
8.625% 2/1/19	5,000	5,794
Pinnacle Entertainment, Inc. 7.75% 4/1/22	700	733
Studio City Finance Ltd. 8.5% 12/1/20 (e)	8,920	9,411
		29,488
Healthcare - 6.1%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19	4,441	4,774
DaVita, Inc. 5.75% 8/15/22	1,970	1,997
HCA Holdings, Inc.:
6.25% 2/15/21	2,265	2,350
7.75% 5/15/21	17,859	19,422
HCA, Inc.:
4.75% 5/1/23	4,475	4,318
5.875% 3/15/22	8,635	9,132
6.5% 2/15/20	7,640	8,414
7.5% 2/15/22	5,095	5,745
HealthSouth Corp. 5.75% 11/1/24	1,275	1,254
IMS Health, Inc. 6% 11/1/20 (e)	1,175	1,213
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (e)	4,780	3,920
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	4,945	5,081
6.75% 10/15/22	2,631	2,855
Rural/Metro Corp. 10.125% 7/15/19 (c)(e)	1,515	803
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	1,490	1,602
Service Corp. International 5.375% 1/15/22 (e)	815	820
Teleflex, Inc. 6.875% 6/1/19	2,515	2,666
Tenet Healthcare Corp.:
4.375% 10/1/21 (e)	8,990	8,271
4.5% 4/1/21 (e)	1,670	1,557
4.75% 6/1/20	1,665	1,598
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Tenet Healthcare Corp.: - continued
6.75% 2/1/20	$ 1,800	$ 1,791
Valeant Pharmaceuticals International 7.25% 7/15/22 (e)	315	335
VPI Escrow Corp. 6.375% 10/15/20 (e)	2,380	2,457
VPII Escrow Corp.:
6.75% 8/15/18 (e)	5,800	6,119
7.5% 7/15/21 (e)	9,930	10,650
VWR Funding, Inc. 7.25% 9/15/17	4,375	4,572
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (c)(e)	1,770	1,027
		114,743
Homebuilders/Real Estate - 1.4%
Beazer Homes USA, Inc. 7.25% 2/1/23 (e)	1,260	1,298
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (e)	1,265	1,293
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (e)	1,000	1,048
CB Richard Ellis Services, Inc.:
5% 3/15/23	3,070	2,947
6.625% 10/15/20	1,214	1,294
D.R. Horton, Inc. 5.75% 8/15/23	4,835	4,835
K. Hovnanian Enterprises, Inc.:
7.25% 10/15/20 (e)	5,420	5,840
9.125% 11/15/20 (e)	2,710	2,974
Realogy Corp. 9% 1/15/20 (e)	1,775	2,032
William Lyon Homes, Inc. 8.5% 11/15/20	1,185	1,298
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (e)(g)	2,215	2,237
		27,096
Hotels - 0.0%
Choice Hotels International, Inc. 5.75% 7/1/22	615	646
Leisure - 0.1%
Royal Caribbean Cruises Ltd. 5.25% 11/15/22	1,000	1,008
Spencer Spirit Holdings, Inc. 9% 5/1/18 pay-in-kind (e)(h)	895	873
		1,881
Metals/Mining - 1.0%
Alpha Natural Resources, Inc.:
6% 6/1/19	3,730	3,198
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - continued
Alpha Natural Resources, Inc.: - continued
6.25% 6/1/21	$ 4,245	$ 3,545
9.75% 4/15/18	1,770	1,823
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (e)	415	427
Calcipar SA 6.875% 5/1/18 (e)	1,070	1,107
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (e)	2,730	2,730
7% 11/1/15 (e)	2,885	2,950
Prince Mineral Holding Corp. 11.5% 12/15/19 (e)	655	705
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (e)	1,857	1,922
8.25% 1/15/21 (e)	1,210	1,225
		19,632
Paper - 0.6%
Clearwater Paper Corp. 4.5% 2/1/23	2,045	1,933
Verso Paper Holdings LLC/Verso Paper, Inc.:
11.75% 1/15/19	7,195	7,411
11.75% 1/15/19	3,750	2,456
		11,800
Publishing/Printing - 0.5%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (e)	5,615	5,896
Sheridan Group, Inc. 12.5% 4/15/14	2,646	2,646
		8,542
Restaurants - 0.5%
Landry's Acquisition Co. 9.375% 5/1/20 (e)	4,040	4,373
Landry's Holdings II, Inc. 10.25% 1/1/18 (e)	4,205	4,447
		8,820
Services - 2.7%
Ahern Rentals, Inc. 9.5% 6/15/18 (e)	470	481
Air Lease Corp. 4.75% 3/1/20	8,245	8,163
APX Group, Inc.:
6.375% 12/1/19 (e)	5,445	5,309
8.75% 12/1/20 (e)	9,065	9,065
ARAMARK Corp. 5.75% 3/15/20 (e)	2,195	2,283
Audatex North America, Inc. 6% 6/15/21 (e)	7,310	7,438
FTI Consulting, Inc. 6% 11/15/22	2,450	2,508
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Services - continued
Hertz Corp.:
5.875% 10/15/20	$ 1,845	$ 1,946
6.25% 10/15/22	1,315	1,394
Laureate Education, Inc. 9.25% 9/1/19 (e)	6,520	7,074
NES Rentals Holdings, Inc. 7.875% 5/1/18 (e)	600	615
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind (e)	1,885	2,015
9.625% 6/15/18 pay-in-kind	1,255	1,362
		49,653
Shipping - 0.8%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	1,409	1,465
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	2,489	2,368
8.875% 11/1/17	1,903	1,996
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	750	808
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (e)	1,495	1,667
Teekay Corp. 8.5% 1/15/20	195	212
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19	1,475	1,652
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (e)	1,285	1,311
Western Express, Inc. 12.5% 4/15/15 (e)	6,070	4,067
		15,546
Steel - 1.0%
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17 (e)	5,550	5,772
11.25% 10/15/18 (e)	1,855	1,892
Severstal Columbus LLC 10.25% 2/15/18	9,725	10,309
		17,973
Super Retail - 0.8%
Asbury Automotive Group, Inc.:
7.625% 3/15/17	710	730
8.375% 11/15/20	788	879
Claire's Stores, Inc.:
7.75% 6/1/20 (e)	795	801
9% 3/15/19 (e)	5,945	6,696
CST Brands, Inc. 5% 5/1/23 (e)	525	518
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Super Retail - continued
Hot Topic, Inc. 9.25% 6/15/21 (e)	$ 1,140	$ 1,186
Jo-Ann Stores, Inc. 9.75% 10/15/19 pay-in-kind (e)(h)	1,610	1,674
Sonic Automotive, Inc.:
5% 5/15/23	315	304
7% 7/15/22	1,390	1,515
The Bon-Ton Department Stores, Inc. 8% 6/15/21 (e)	1,200	1,233
		15,536
Technology - 3.9%
Avaya, Inc.:
7% 4/1/19 (e)	3,352	3,092
9% 4/1/19 (e)	3,935	3,768
10.5% 3/1/21 (e)	2,710	2,080
Ceridian Corp.:
8.875% 7/15/19 (e)	1,755	1,988
11% 3/15/21 (e)	930	1,065
Commscope Holding Co., Inc. 6.625% 6/1/20 pay-in-kind (e)(h)	920	915
Compiler Finance Sub, Inc. 7% 5/1/21 (e)	295	295
First Data Corp.:
6.75% 11/1/20 (e)	5,350	5,584
11.25% 1/15/21 (e)	4,820	4,989
11.75% 8/15/21 (e)	2,450	2,340
Freescale Semiconductor, Inc. 10.125% 3/15/18 (e)	1,743	1,909
IAC/InterActiveCorp 4.75% 12/15/22	2,385	2,254
Lucent Technologies, Inc.:
6.45% 3/15/29	12,334	9,744
6.5% 1/15/28	5,415	4,224
NXP BV/NXP Funding LLC:
5.75% 2/15/21 (e)	2,600	2,672
5.75% 3/15/23 (e)	1,195	1,207
9.75% 8/1/18 (e)	502	560
Spansion LLC:
7.875% 11/15/17	1,601	1,649
11.25% 1/15/16 (c)(e)	15,415	0
SunGard Data Systems, Inc. 6.625% 11/1/19	3,600	3,735
VeriSign, Inc. 4.625% 5/1/23 (e)	5,520	5,299
Viasystems, Inc. 7.875% 5/1/19 (e)	3,970	4,248
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	$ 5,210	$ 5,731
13.375% 10/15/19	2,840	3,273
		72,621
Telecommunications - 8.9%
Altice Financing SA 7.875% 12/15/19 (e)	885	943
Altice Finco SA 9.875% 12/15/20 (e)	945	1,035
Broadview Networks Holdings, Inc. 10.5% 11/15/17	2,915	2,857
Citizens Communications Co. 7.875% 1/15/27	4,949	4,770
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (e)	5,300	7,248
Digicel Group Ltd.:
6% 4/15/21 (e)	4,580	4,488
7% 2/15/20 (e)	425	430
8.25% 9/1/17 (e)	1,025	1,069
8.25% 9/30/20 (e)	6,645	7,118
10.5% 4/15/18 (e)	1,673	1,809
DigitalGlobe, Inc. 5.25% 2/1/21 (e)	695	657
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (e)	3,509	3,825
Eileme 2 AB 11.625% 1/31/20 (e)	2,605	3,048
Frontier Communications Corp. 7.125% 1/15/23	3,340	3,307
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (e)	6,115	5,870
6.625% 12/15/22 (e)	4,385	4,484
6.625% 12/15/22 (e)	3,925	4,013
7.5% 4/1/21	8,085	8,803
Intelsat Luxembourg SA:
7.75% 6/1/21 (e)	5,560	5,852
8.125% 6/1/23 (e)	6,530	7,020
Level 3 Communications, Inc. 8.875% 6/1/19	695	749
Level 3 Financing, Inc. 7% 6/1/20	2,365	2,454
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (e)	3,295	3,361
6.625% 4/1/23 (e)	4,925	5,024
NII Capital Corp. 7.625% 4/1/21	3,836	3,078
NII International Telecom S.C.A. 11.375% 8/15/19 (e)	1,905	2,091
Satelites Mexicanos SA de CV 9.5% 5/15/17	710	781
SBA Communications Corp. 5.625% 10/1/19	3,075	3,098
Corporate Bonds - continued
	Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Sprint Capital Corp.:
6.875% 11/15/28	$ 2,300	$ 2,116
6.9% 5/1/19	9,491	10,037
8.75% 3/15/32	5,730	6,117
Sprint Nextel Corp.:
6% 12/1/16	6,729	7,168
6% 11/15/22	29,224	28,128
9% 11/15/18 (e)	5,500	6,518
Wind Acquisition Finance SA 7.25% 2/15/18 (e)	2,581	2,658
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(h)	3,996	4,094
		166,118
Textiles & Apparel - 0.3%
Albea Beauty Holdings SA 8.375% 11/1/19 (e)	2,825	2,874
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9% 2/15/18 pay-in-kind (e)(h)	1,185	1,224
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (e)	590	590
		4,688
TOTAL NONCONVERTIBLE BONDS		1,327,065
TOTAL CORPORATE BONDS (Cost $1,315,729)		1,333,980
Common Stocks - 12.3%
	Shares
Air Transportation - 0.2%
Delta Air Lines, Inc.	200,000	4,246
Automotive - 0.4%
Delphi Automotive PLC	123,822	6,652
General Motors Co. (a)	3,029	109
Motors Liquidation Co. GUC Trust (a)	39,254	1,282
		8,043
Banks & Thrifts - 0.0%
Washington Mutual, Inc. (a)	505,500	0
WMI Holdings Corp. (a)	17,318	16
Common Stocks - continued
	Shares	Value (000s)
Broadcasting - 0.4%
Gray Television, Inc. (a)	494,070	$ 3,859
Sinclair Broadcast Group, Inc. Class A	100,000	2,821
		6,680
Building Materials - 0.2%
Gibraltar Industries, Inc. (a)	218,217	3,361
Chemicals - 0.8%
Axiall Corp.	100,000	4,408
LyondellBasell Industries NV Class A	145,195	9,976
		14,384
Consumer Products - 0.4%
Whirlpool Corp.	60,000	8,036
Containers - 0.1%
Graphic Packaging Holding Co. (a)	267,874	2,304
Diversified Financial Services - 0.4%
Citigroup, Inc.	16,564	864
The Blackstone Group LP	300,000	6,765
		7,629
Electric Utilities - 0.2%
The AES Corp.	352,509	4,385
Energy - 1.0%
Access Midstream Partners LP	103,600	4,866
Ocean Rig UDW, Inc. (United States) (a)	265,000	4,508
The Williams Companies, Inc.	90,000	3,075
Vantage Drilling Co. (a)	3,000,000	5,520
		17,969
Gaming - 0.8%
Las Vegas Sands Corp.	130,000	7,224
PB Investor I LLC	11,653	17
Penn National Gaming, Inc. (a)	100,000	4,999
Station Holdco LLC (a)(i)(j)	1,531,479	2,236
Station Holdco LLC:
unit (i)(j)	3,411	0*
warrants 6/15/18 (a)(i)(j)	96,849	6
		14,482
Healthcare - 1.8%
Express Scripts Holding Co. (a)	290,000	19,010
Tenet Healthcare Corp. (a)	163,675	7,308
Universal Health Services, Inc. Class B	100,000	6,995
		33,313
Common Stocks - continued
	Shares	Value (000s)
Homebuilders/Real Estate - 0.0%
Realogy Holdings Corp.	10,400	$ 468
Hotels - 0.4%
Hyatt Hotels Corp. Class A (a)	145,000	6,561
Insurance - 0.3%
H&R Block, Inc.	200,000	6,286
Leisure - 0.4%
Town Sports International Holdings, Inc.	584,202	7,373
Metals/Mining - 0.2%
Alpha Natural Resources, Inc. (a)	750,000	4,080
Publishing/Printing - 0.0%
HMH Holdings, Inc. warrants 6/22/19 (a)(j)	4,323	6
Restaurants - 1.1%
Bloomin' Brands, Inc.	272,900	6,440
Dunkin' Brands Group, Inc.	171,900	7,426
Yum! Brands, Inc.	100,000	7,292
		21,158
Shipping - 0.3%
Ship Finance International Ltd. (NY Shares)	300,000	4,827
Ultrapetrol (Bahamas) Ltd. (a)	7,916	24
		4,851
Super Retail - 0.6%
Dollar General Corp. (a)	100,000	5,467
Liberty Media Corp. Interactive Series A (a)	250,000	6,115
		11,582
Technology - 1.8%
Facebook, Inc. Class A (a)	96,094	3,539
FleetCor Technologies, Inc. (a)	75,000	6,733
NXP Semiconductors NV (a)	136,511	4,457
Oracle Corp.	225,000	7,279
Skyworks Solutions, Inc. (a)	200,000	4,804
Spansion, Inc. Class A (a)	32,827	387
Xerox Corp.	710,000	6,887
		34,086
Telecommunications - 0.1%
Broadview Networks Holdings, Inc.	189,475	1,971
Pendrell Corp. (a)	37,472	90
		2,061
Common Stocks - continued
	Shares	Value (000s)
Textiles & Apparel - 0.4%
Arena Brands Holding Corp. Class B (a)(j)	42,253	$ 338
Express, Inc. (a)	291,300	6,569
		6,907
TOTAL COMMON STOCKS (Cost $197,235)		230,267
Preferred Stocks - 3.6%

Convertible Preferred Stocks - 0.8%
Automotive - 0.5%
General Motors Co. 4.75%	191,400	9,559
Energy - 0.2%
Apache Corp. 6.00%	21,900	1,001
Chesapeake Energy Corp. Series A, 5.75% (e)	1,900	2,033
		3,034
Metals/Mining - 0.1%
AngloGold Ashanti Holdings Finance PLC 6.00%	159,100	2,541
TOTAL CONVERTIBLE PREFERRED STOCKS		15,134
Nonconvertible Preferred Stocks - 2.8%
Banks & Thrifts - 0.7%
Ally Financial, Inc. 7.00% (e)	14,214	13,894
Consumer Products - 1.3%
Revlon, Inc. Series A 12.75%	4,464,520	24,108
Diversified Financial Services - 0.8%
GMAC Capital Trust I Series 2, 8.125%	557,547	14,803
TOTAL NONCONVERTIBLE PREFERRED STOCKS		52,805
TOTAL PREFERRED STOCKS (Cost $123,360)		67,939
Floating Rate Loans - 8.3%
		Principal Amount (000s) (d)
Aerospace - 0.1%
TransDigm, Inc. Tranche C, term loan 3.75% 2/28/20 (h)		$ 875	878
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
Automotive - 0.0%
Tower Automotive Holdings USA LLC Tranche B, term loan 4.75% 4/23/20 (h)		$ 529	$ 532
Broadcasting - 0.1%
Media Holdco, LP Tranche B, term loan 7.25% 7/23/18 (h)		990	995
NEP/NCP Holdco, Inc. Tranche 2LN, term loan 9.5% 7/22/20 (h)		60	62
TWCC Holding Corp. Tranche 2LN, term loan 7% 6/26/20 (h)		1,200	1,227
			2,284
Chemicals - 0.2%
MacDermid, Inc. Tranche 2LN, term loan 7.75% 12/6/20 (h)		1,920	1,939
Royal Adhesives & Sealants LLC:
Tranche 2LN, term loan 9.75% 1/26/19 (h)		1,960	1,980
Tranche B 1LN, term loan 5.5% 7/26/18 (h)		210	211
			4,130
Diversified Financial Services - 0.6%
AlixPartners LLP:
Tranche 2LN, term loan 9% 7/10/21 (h)		3,545	3,598
Tranche B2 1LN, term loan 5% 7/10/20 (h)		2,610	2,643
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/18 (h)		313	317
National Financial Partners Corp. Tranche B, term loan 5.25% 7/1/20 (h)		3,745	3,787
			10,345
Electric Utilities - 0.5%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (h)		1,340	1,348
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (h)		980	990
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7212% 10/10/17 (h)		10,184	7,142
USIC Holdings, Inc. Tranche B, term loan 4.75% 7/26/20 (h)		220	221
			9,701
Energy - 0.3%
Crestwood Holdings Partners LLC Tranche B, term loan 6.2305% 6/19/19 (h)		1,790	1,824
GIM Channelview Cogeneration LLC Tranche B, term loan 4.25% 5/8/20 (h)		215	216
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
Energy - continued
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (h)		$ 1,204	$ 1,210
MRC Global, Inc. Tranche B, term loan 6% 11/9/19 (h)		682	686
Panda Sherman Power, LLC term loan 9% 9/14/18 (h)		845	860
Panda Temple Power, LLC term loan 7.25% 4/3/19 (h)		400	404
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (h)		535	541
			5,741
Entertainment/Film - 0.0%
Livent, Inc.:
Tranche A, term loan 18% 1/15/49 pay-in-kind (a)	CAD	289	281
Tranche B, term loan 18% 1/15/49 pay-in-kind (a)	CAD	117	114
			395
Food & Drug Retail - 0.4%
Rite Aid Corp.:
Tranche 2 LN2, term loan 4.875% 6/21/21 (h)		6,215	6,246
Tranche 2LN, term loan 5.75% 8/21/20 (h)		200	207
Smart & Final, Inc. Tranche B, term loan 4.5% 11/15/19 (h)		828	828
Sprouts Farmers Market LLC Tranche B, term loan 4.5% 4/12/20 (h)		720	720
			8,001
Food/Beverage/Tobacco - 0.3%
Arysta Lifescience Spc LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (h)		685	690
Tranche B 2LN, term loan 8.25% 11/30/20 (h)		585	589
CTI Foods Holdings Co. LLC Tranche 2LN, term loan 8.25% 6/28/21 (h)		3,555	3,551
			4,830
Gaming - 0.9%
Centaur Acquisition LLC Tranche 2LN, term loan 8.75% 2/20/20 (h)		615	620
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (h)		980	1,024
Harrah's Entertainment, Inc.:
Tranche B 4LN, term loan 9.5% 10/31/16 (h)		3,398	3,372
Tranche B 6LN, term loan 5.44% 1/28/18 (h)		7,964	7,058
Station Casinos LLC Tranche B, term loan 5% 2/19/20 (h)		5,312	5,365
			17,439
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
Healthcare - 0.5%
Genesis HealthCare Corp. Tranche B, term loan 10.0021% 12/4/17 (h)		$ 3,632	$ 3,705
Ikaria Acquisition, Inc. Tranche B 1LN, term loan 7.25% 7/3/18 (h)		435	439
MModal, Inc. Tranche B, term loan 7.5% 8/17/19 (h)		1,755	1,720
Rural/Metro Corp. Tranche B, term loan 5.75% 6/30/18 (h)		525	478
Valeant Pharmaceuticals International Tranche E, term loan 4.5% 8/5/20 (h)		2,095	2,124
			8,466
Homebuilders/Real Estate - 0.1%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (h)		1,314	1,314
Insurance - 0.3%
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (h)		6,257	6,249
Leisure - 0.4%
Equinox Holdings, Inc. Tranche 2LN, term loan 9.75% 8/1/20 (h)		7,425	7,536
Metals/Mining - 0.1%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (h)		313	314
Tranche B 2LN, term loan 8.75% 1/25/21 (h)		190	192
Oxbow Carbon LLC:
Tranche 2LN, term loan 8% 1/19/20 (h)		600	606
Tranche B 1LN, term loan 4.25% 7/19/19 (h)		175	177
			1,289
Paper - 0.1%
Caraustar Industries, Inc. Tranche B, term loan 7.5% 5/1/19 (h)		2,525	2,569
White Birch Paper Co. Tranche 2LN, term loan 11/8/14 (c)		8,620	0*
			2,569
Publishing/Printing - 0.8%
Houghton Mifflin Harcourt Publishing Co. term loan 5.25% 5/22/18 (h)		272	271
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (h)		7,092	7,128
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 7/25/20 (h)		7,020	6,915
			14,314
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
Services - 0.0%
Laureate Education, Inc. Tranche B, term loan 5.25% 6/16/18 (h)		$ 368	$ 369
SourceHOV LLC Tranche 2LN, term loan 8.75% 4/30/19 (h)		240	242
			611
Technology - 0.9%
First Data Corp. term loan 4.1905% 3/24/18 (h)		14,230	14,194
ION Trading Technologies Ltd. Tranche 2LN, term loan 8.25% 5/22/21 (h)		120	120
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/24/20 (h)		3,275	3,373
			17,687
Telecommunications - 1.7%
Altice Financing SA Tranche B, term loan 3.5434% 6/24/19 (h)(k)		19,280	18,894
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (h)		773	769
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/14/20 (h)		200	206
LTS Buyer LLC Tranche 2LN, term loan 8% 4/11/21 (h)		100	102
Vodafone Americas Finance 2, Inc. term loan 6.875% 8/11/15		11,702	11,702
			31,673
TOTAL FLOATING RATE LOANS (Cost $163,172)			155,984
Preferred Securities - 2.1%

Banks & Thrifts - 0.6%
Bank of America Corp. 5.2% (f)(h)	6,110	5,577
JPMorgan Chase & Co. 5.15% (f)(h)	6,350	5,979
		11,556
Diversified Financial Services - 1.5%
Citigroup, Inc.:
5.35% (f)(h)	24,830	22,994
5.95% (f)(h)	4,815	4,672
		27,666
TOTAL PREFERRED SECURITIES (Cost $42,084)		39,222
Money Market Funds - 2.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b) (Cost $54,129)	54,129,380	$ 54,129
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,895,709)		1,881,521
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(9,198)
NET ASSETS - 100%		$ 1,872,323
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $574,933,000 or 30.7% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,587,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 8
Station Holdco LLC	6/17/11	$ 1,450
Station Holdco LLC unit	4/1/13	$ 0*
Station Holdco LLC warrants 6/15/18	10/28/08 - 12/1/08	$ 3,943
* Amount represents less than $1,000

(k) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $3,520,000 and $3,450,000, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 84
Fidelity Securities Lending Cash Central Fund	20
Total	$ 104
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 106,673	$ 104,070	$ -	$ 2,603
Consumer Staples	24,108	24,108	-	-
Energy	29,910	27,877	2,033	-
Financials	36,810	22,916	13,894	-
Health Care	33,313	33,313	-	-
Industrials	7,721	7,721	-	-
Information Technology	34,086	34,086	-	-
Materials	19,229	19,229	-	-
Telecommunication Services	1,971	-	-	1,971
Utilities	4,385	4,385	-	-
Corporate Bonds	1,333,980	-	1,327,884	6,096
Floating Rate Loans	155,984	-	142,892	13,092
Preferred Securities	39,222	-	39,222	-
Money Market Funds	54,129	54,129	-	-
Total Investments in Securities:	$ 1,881,521	$ 331,834	$ 1,525,925	$ 23,762
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Equities - Consumer Staples
Beginning Balance	$ 24,287
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(24,287)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2013	$ -
Other Investments in Securities
Beginning Balance	$ 3,919
Net Realized Gain (Loss) on Investment Securities	(53)
Net Unrealized Gain (Loss) on Investment Securities	(1,772)
Cost of Purchases	10,392
Proceeds of Sales	(730)
Amortization/Accretion	52
Transfers into Level 3	11,954
Transfers out of Level 3	-
Ending Balance	$ 23,762
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2013	$ (1,827)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $1,889,648,000. Net unrealized depreciation aggregated $8,127,000, of which $124,914,000 related to appreciated investment securities and $133,041,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
High Income Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2013

1.804861.109

AHI-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 93.4%
	Principal Amount	Value
Aerospace - 1.3%
GenCorp, Inc. 7.125% 3/15/21 (d)	$ 580,000	$ 611,900
Huntington Ingalls Industries, Inc. 7.125% 3/15/21	2,205,000	2,425,500
TransDigm, Inc.:
5.5% 10/15/20 (d)	4,010,000	3,919,775
7.5% 7/15/21 (d)	2,715,000	2,877,900
Triumph Group, Inc. 4.875% 4/1/21	1,420,000	1,411,125
		11,246,200
Air Transportation - 3.7%
Air Canada:
6.625% 5/15/18 (d)	3,205,000	3,213,013
12% 2/1/16 (d)	2,620,000	2,849,250
American Airlines, Inc. pass-thru certificates Series 2013-1B Class B, 5.625% 1/15/21 (d)	315,000	311,063
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	1,239,029	1,384,615
6.125% 4/29/18 (d)	345,000	350,175
6.25% 10/11/21	2,275,000	2,348,938
6.75% 9/15/15 (d)	5,315,000	5,487,738
9.25% 5/10/17	1,425,794	1,575,502
Delta Air Lines, Inc. pass-thru certificates Series 2012-1B Class B, 6.875% 5/7/19 (d)	2,637,976	2,802,849
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	1,375,000	1,416,250
6.75% 11/23/15	1,375,000	1,436,875
8.021% 8/10/22	1,209,549	1,294,218
8.954% 8/10/14	996,980	1,011,935
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	344,594	355,793
U.S. Airways Group, Inc. 6.125% 6/1/18	1,950,000	1,867,125
U.S. Airways pass-thru certificates Series 2012-2C, 5.45% 6/3/18	2,215,000	2,104,250
U.S. Airways pass-thru Trust Series 2013-1 Class B, 5.375% 5/15/23	450,000	438,750
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	959,133	983,111
9.75% 1/15/17	1,103,615	1,260,880
12% 1/15/16 (d)	311,758	349,949
United Continental Holdings, Inc. 6.375% 6/1/18	185,000	186,850
		33,029,129
Automotive - 3.8%
American Axle & Manufacturing, Inc. 6.25% 3/15/21	2,970,000	3,122,213
Nonconvertible Bonds - continued
	Principal Amount	Value
Automotive - continued
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	$ 4,265,000	$ 4,654,181
8.25% 6/15/21	1,710,000	1,902,375
Dana Holding Corp.:
5.375% 9/15/21	690,000	691,725
6% 9/15/23	690,000	691,725
6.5% 2/15/19	985,000	1,051,488
6.75% 2/15/21	1,210,000	1,291,675
Ford Motor Credit Co. LLC 5% 5/15/18	3,255,000	3,528,908
General Motors Financial Co., Inc.:
2.75% 5/15/16 (d)	1,040,000	1,036,100
3.25% 5/15/18 (d)	3,640,000	3,558,100
4.25% 5/15/23 (d)	490,000	470,400
4.75% 8/15/17 (d)	2,285,000	2,396,394
6.75% 6/1/18	1,800,000	2,007,000
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (d)(f)	810,000	826,200
Tenneco, Inc. 6.875% 12/15/20	1,405,000	1,517,400
TRW Automotive, Inc. 4.5% 3/1/21 (d)	4,845,000	4,820,775
		33,566,659
Banks & Thrifts - 0.4%
Barclays Bank PLC 7.625% 11/21/22	1,565,000	1,575,720
Synovus Financial Corp.:
5.125% 6/15/17	475,000	482,125
7.875% 2/15/19	990,000	1,133,550
		3,191,395
Broadcasting - 0.8%
AMC Networks, Inc. 4.75% 12/15/22	2,445,000	2,371,650
Sirius XM Radio, Inc. 5.75% 8/1/21 (d)	2,205,000	2,205,000
Starz LLC/Starz Finance Corp. 5% 9/15/19	2,135,000	2,151,013
		6,727,663
Building Materials - 3.2%
Associated Materials LLC 9.125% 11/1/17	260,000	280,475
Building Materials Corp. of America:
6.75% 5/1/21 (d)	2,385,000	2,551,950
6.875% 8/15/18 (d)	3,305,000	3,519,825
HD Supply, Inc.:
7.5% 7/15/20 (d)	2,910,000	3,084,600
8.125% 4/15/19	3,390,000	3,796,800
10.5% 1/15/21	625,000	643,750
Headwaters, Inc. 7.625% 4/1/19	2,175,000	2,346,281
Nonconvertible Bonds - continued
	Principal Amount	Value
Building Materials - continued
Masco Corp. 5.95% 3/15/22	$ 3,400,000	$ 3,638,000
Texas Industries, Inc. 9.25% 8/15/20	4,870,000	5,302,213
USG Corp. 7.875% 3/30/20 (d)	2,680,000	2,968,100
		28,131,994
Cable TV - 3.9%
Cablevision Systems Corp. 7.75% 4/15/18	530,000	589,625
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.75% 9/1/23 (d)	1,290,000	1,212,600
6.5% 4/30/21	4,445,000	4,567,238
6.625% 1/31/22	2,050,000	2,096,125
7% 1/15/19	5,280,000	5,596,800
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)	2,255,000	2,328,288
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (d)	2,690,000	2,582,400
Cogeco Cable, Inc. 4.875% 5/1/20 (d)	450,000	444,375
DISH DBS Corp. 4.25% 4/1/18 (d)	765,000	751,613
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (d)	1,865,000	2,060,825
Lynx I Corp. 5.375% 4/15/21 (d)	1,625,000	1,645,313
Lynx II Corp. 6.375% 4/15/23 (d)	355,000	364,319
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (d)	1,115,000	1,089,913
7.5% 3/15/19 (d)	660,000	712,800
UPCB Finance III Ltd. 6.625% 7/1/20 (d)	1,665,000	1,781,550
UPCB Finance V Ltd. 7.25% 11/15/21 (d)	3,505,000	3,776,638
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (d)	3,030,000	3,181,500
		34,781,922
Capital Goods - 0.7%
Amsted Industries, Inc. 8.125% 3/15/18 (d)	2,040,000	2,167,500
JB Poindexter & Co., Inc. 9% 4/1/22 (d)	3,615,000	3,777,675
		5,945,175
Chemicals - 2.5%
Ashland, Inc. 3.875% 4/15/18 (d)	1,495,000	1,506,213
Axiall Corp. 4.875% 5/15/23 (d)	1,100,000	1,045,000
Celanese U.S. Holdings LLC:
4.625% 11/15/22	1,110,000	1,073,925
6.625% 10/15/18	430,000	459,025
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - continued
Eagle Spinco, Inc. 4.625% 2/15/21 (d)	$ 535,000	$ 513,600
Hexion U.S. Finance Corp. 6.625% 4/15/20 (d)	2,335,000	2,387,538
INEOS Finance PLC 8.375% 2/15/19 (d)	2,920,000	3,204,700
Kinove German Bondco GmbH 9.625% 6/15/18 (d)	2,307,000	2,560,770
LSB Industries, Inc. 7.75% 8/1/19 (d)	335,000	335,000
NOVA Chemicals Corp. 5.25% 8/1/23 (d)	1,125,000	1,125,000
Nufarm Australia Ltd. 6.375% 10/15/19 (d)	1,085,000	1,087,713
Rockwood Specialties Group, Inc. 4.625% 10/15/20	1,870,000	1,898,050
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (d)	3,365,000	3,339,763
Tronox Finance LLC 6.375% 8/15/20 (d)	2,340,000	2,240,550
		22,776,847
Consumer Products - 0.2%
Associated Materials LLC/AMH New Finance, Inc. 9.125% 11/1/17 (d)	725,000	782,094
First Quality Finance Co., Inc. 4.625% 5/15/21 (d)	1,050,000	1,000,125
		1,782,219
Containers - 2.8%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (d)	3,630,000	3,865,950
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
7% 11/15/20 (d)	595,000	586,075
7.375% 10/15/17 (d)	235,000	249,981
Ball Corp. 4% 11/15/23	2,055,000	1,880,325
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (d)	290,000	289,674
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (d)	2,645,000	2,466,463
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	5,125,000	5,214,688
7.875% 8/15/19	1,945,000	2,139,500
8.5% 5/15/18 (c)	870,000	904,800
9.875% 8/15/19	4,065,000	4,390,200
Sealed Air Corp.:
6.5% 12/1/20 (d)	910,000	982,800
8.125% 9/15/19 (d)	1,110,000	1,237,650
8.375% 9/15/21 (d)	810,000	919,350
		25,127,456
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - 6.9%
Aircastle Ltd.:
6.25% 12/1/19	$ 1,175,000	$ 1,236,688
6.75% 4/15/17	1,375,000	1,488,438
9.75% 8/1/18	3,540,000	3,929,400
CIT Group, Inc.:
4.25% 8/15/17	2,190,000	2,239,275
5% 5/15/17	2,225,000	2,347,375
5% 8/15/22	1,740,000	1,724,775
5.25% 3/15/18	3,365,000	3,575,313
5.375% 5/15/20	1,485,000	1,551,825
5.5% 2/15/19 (d)	4,000,000	4,195,000
6.625% 4/1/18 (d)	2,045,000	2,259,725
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6% 8/1/20 (d)	2,015,000	2,017,519
7.75% 1/15/16	3,990,000	4,144,613
8% 1/15/18	7,985,000	8,434,156
ILFC E-Capital Trust II 6.25% 12/21/65 (d)(f)	870,000	802,575
International Lease Finance Corp.:
5.75% 5/15/16	3,280,000	3,456,303
5.875% 4/1/19	1,025,000	1,071,125
5.875% 8/15/22	4,565,000	4,644,888
6.25% 5/15/19	1,485,000	1,566,675
8.625% 9/15/15	3,720,000	4,119,900
8.625% 1/15/22	2,750,000	3,265,625
8.75% 3/15/17	760,000	872,100
SLM Corp.:
8% 3/25/20	1,020,000	1,137,300
8.45% 6/15/18	1,015,000	1,167,372
		61,247,965
Diversified Media - 1.9%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	1,810,000	1,873,350
6.5% 11/15/22	3,425,000	3,579,125
MDC Partners, Inc. 6.75% 4/1/20 (d)	760,000	779,000
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (d)	1,725,000	1,694,813
7.75% 10/15/18	2,715,000	2,952,563
Quebecor Media, Inc.:
5.75% 1/15/23	3,540,000	3,460,350
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Media - continued
Quebecor Media, Inc.: - continued
7.75% 3/15/16	$ 1,623,000	$ 1,649,374
7.75% 3/15/16	1,299,000	1,320,109
		17,308,684
Electric Utilities - 5.1%
Atlantic Power Corp. 9% 11/15/18	3,340,000	3,306,600
Dolphin Subsidiary II, Inc. 6.5% 10/15/16	2,860,000	3,031,600
GenOn Energy, Inc.:
9.5% 10/15/18	940,000	1,076,300
9.875% 10/15/20	995,000	1,119,375
Mirant Americas Generation LLC:
8.5% 10/1/21	3,505,000	3,820,450
9.125% 5/1/31	5,390,000	5,821,200
NRG Energy, Inc. 6.625% 3/15/23	3,410,000	3,495,250
NSG Holdings II, LLC 7.75% 12/15/25 (d)	7,675,000	8,097,125
Otter Tail Corp. 9% 12/15/16	1,675,000	1,938,813
Puget Energy, Inc.:
5.625% 7/15/22	2,710,000	2,920,708
6.5% 12/15/20	2,115,000	2,411,058
The AES Corp.:
4.875% 5/15/23	1,120,000	1,064,000
7.375% 7/1/21	6,775,000	7,655,750
		45,758,229
Energy - 12.0%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	1,405,000	1,334,750
Antero Resources Finance Corp.:
6% 12/1/20	2,210,000	2,221,050
7.25% 8/1/19	1,270,000	1,339,850
9.375% 12/1/17	2,900,000	3,095,750
Approach Resources, Inc. 7% 6/15/21	2,795,000	2,822,950
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 4.75% 11/15/21 (d)	620,000	568,850
Chesapeake Energy Corp.:
5.375% 6/15/21	1,645,000	1,640,888
5.75% 3/15/23	1,070,000	1,078,025
6.125% 2/15/21	7,200,000	7,632,000
6.875% 11/15/20	1,380,000	1,511,100
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	1,030,000	1,060,900
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Chesapeake Midstream Partners LP/CHKM Finance Corp.: - continued
6.125% 7/15/22	$ 2,375,000	$ 2,487,813
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (c)	1,135,000	1,146,350
Crestwood Midstream Partners LP/Finance Corp. 7.75% 4/1/19	940,000	982,300
Denbury Resources, Inc. 6.375% 8/15/21	1,555,000	1,632,750
Energy Partners Ltd. 8.25% 2/15/18	390,000	411,450
Energy Transfer Equity LP 7.5% 10/15/20	2,025,000	2,280,656
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	1,695,000	1,864,500
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	1,130,000	1,209,100
9.375% 5/1/20	4,570,000	5,186,950
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	2,348,000	2,477,140
Exterran Holdings, Inc. 7.25% 12/1/18	3,260,000	3,459,675
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21 (d)	2,755,000	2,796,325
Forbes Energy Services Ltd. 9% 6/15/19	3,200,000	3,216,000
Forest Oil Corp. 7.5% 9/15/20 (d)	2,795,000	2,718,138
Gibson Energy, Inc. 6.75% 7/15/21 (d)	2,310,000	2,344,650
Hornbeck Offshore Services, Inc.:
5% 3/1/21 (d)	1,570,000	1,507,200
5.875% 4/1/20	780,000	793,650
Kinder Morgan Finance Co. LLC 6% 1/15/18 (d)	1,935,000	2,100,017
Kodiak Oil & Gas Corp. 5.5% 2/1/22 (d)	1,910,000	1,905,225
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (d)	1,445,000	1,358,300
6.5% 5/15/19	1,105,000	1,074,613
8.625% 4/15/20	1,275,000	1,326,000
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (d)	2,150,000	2,155,375
Offshore Group Investment Ltd.:
7.125% 4/1/23 (d)	1,200,000	1,203,000
7.5% 11/1/19	3,870,000	4,063,500
Oil States International, Inc. 6.5% 6/1/19	1,665,000	1,781,550
Pacific Drilling SA 5.375% 6/1/20 (d)	2,985,000	2,925,300
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	2,305,000	2,362,625
Petroleum Geo-Services ASA 7.375% 12/15/18 (d)	2,040,000	2,228,700
Precision Drilling Corp.:
6.5% 12/15/21	200,000	211,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Precision Drilling Corp.: - continued
6.625% 11/15/20	$ 1,760,000	$ 1,848,000
Rosetta Resources, Inc. 5.625% 5/1/21	890,000	890,000
Samson Investment Co. 10% 2/15/20 (d)	3,645,000	3,863,700
SemGroup Corp. 7.5% 6/15/21 (d)	1,885,000	1,908,563
SESI LLC 7.125% 12/15/21	3,430,000	3,738,700
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (d)	1,535,000	1,408,363
5.25% 5/1/23 (d)	1,695,000	1,669,575
6.375% 8/1/22	354,000	375,240
6.875% 2/1/21	1,955,000	2,096,738
7.875% 10/15/18	1,830,000	1,976,400
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21 (d)	545,000	548,406
Western Refining, Inc. 6.25% 4/1/21	1,425,000	1,403,625
		107,243,275
Entertainment/Film - 0.4%
Cinemark U.S.A., Inc. 4.875% 6/1/23 (d)	1,020,000	963,900
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (d)	675,000	684,281
Regal Entertainment Group 5.75% 6/15/23	1,815,000	1,767,356
		3,415,537
Environmental - 1.2%
ADS Waste Holdings, Inc. 8.25% 10/1/20 (d)	2,790,000	2,936,475
Clean Harbors, Inc.:
5.125% 6/1/21	615,000	627,300
5.25% 8/1/20	1,715,000	1,757,875
Covanta Holding Corp.:
6.375% 10/1/22	935,000	961,998
7.25% 12/1/20	1,971,000	2,130,913
Tervita Corp.:
8% 11/15/18 (d)	835,000	865,269
9.75% 11/1/19 (d)	1,965,000	1,837,275
		11,117,105
Food & Drug Retail - 2.8%
ESAL GmbH 6.25% 2/5/23 (d)	5,755,000	5,280,213
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (d)	3,145,000	3,019,200
Nonconvertible Bonds - continued
	Principal Amount	Value
Food & Drug Retail - continued
Rite Aid Corp.:
6.75% 6/15/21 (d)	$ 4,585,000	$ 4,596,463
9.25% 3/15/20	11,205,000	12,479,539
		25,375,415
Food/Beverage/Tobacco - 1.0%
Barry Callebaut Services NV 5.5% 6/15/23 (d)	1,155,000	1,189,650
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 8.25% 2/1/20 (d)	4,220,000	4,473,200
Post Holdings, Inc. 7.375% 2/15/22	2,750,000	2,949,375
		8,612,225
Gaming - 3.0%
Ameristar Casinos, Inc. 7.5% 4/15/21	5,240,000	5,593,700
MCE Finance Ltd. 5% 2/15/21 (d)	2,630,000	2,511,650
MGM Mirage, Inc.:
6.75% 10/1/20	2,925,000	3,111,469
7.625% 1/15/17	5,570,000	6,266,250
8.625% 2/1/19	1,785,000	2,068,369
11.375% 3/1/18	1,655,000	2,093,575
PNK Finance Corp. 6.375% 8/1/21 (d)	1,655,000	1,667,413
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (d)	940,000	935,300
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22	1,195,000	1,218,900
7.75% 8/15/20	1,285,000	1,445,625
		26,912,251
Healthcare - 4.4%
Community Health Systems, Inc.:
5.125% 8/15/18	2,260,000	2,305,200
8% 11/15/19	3,040,000	3,211,000
DaVita, Inc. 5.75% 8/15/22	2,110,000	2,139,013
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18	950,000	942,875
8.75% 3/15/18	110,000	120,175
9.875% 4/15/18	1,555,000	1,644,413
Emergency Medical Services Corp. 8.125% 6/1/19	4,075,000	4,421,375
HCA, Inc. 7.875% 2/15/20	780,000	846,788
HealthSouth Corp. 7.25% 10/1/18	2,785,000	3,000,838
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (d)	1,500,000	1,230,000
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	1,780,000	1,900,150
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	$ 160,000	$ 173,600
7.5% 2/15/20	600,000	657,000
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	1,886,000	2,027,450
Valeant Pharmaceuticals International:
6.5% 7/15/16 (d)	3,655,000	3,782,925
6.875% 12/1/18 (d)	3,290,000	3,462,725
VPI Escrow Corp. 6.375% 10/15/20 (d)	4,560,000	4,708,200
VPII Escrow Corp. 6.75% 8/15/18 (d)	2,800,000	2,954,000
		39,527,727
Homebuilders/Real Estate - 4.8%
CB Richard Ellis Services, Inc.:
5% 3/15/23	405,000	388,800
6.625% 10/15/20	2,775,000	2,958,844
D.R. Horton, Inc.:
3.625% 2/15/18	2,335,000	2,288,300
4.375% 9/15/22	3,175,000	2,984,500
4.75% 5/15/17	905,000	941,200
Lennar Corp.:
4.125% 12/1/18 (d)	2,335,000	2,253,275
5% 11/15/22 (d)	2,655,000	2,548,800
6.95% 6/1/18	1,575,000	1,732,500
12.25% 6/1/17	3,790,000	4,879,625
Standard Pacific Corp.:
8.375% 5/15/18	8,550,000	9,896,625
8.375% 1/15/21	6,520,000	7,514,300
10.75% 9/15/16	1,650,000	1,986,188
Toll Brothers Finance Corp. 4.375% 4/15/23	2,600,000	2,470,000
		42,842,957
Leisure - 1.6%
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21 (d)	1,425,000	1,392,938
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	1,280,000	1,432,000
NCL Corp. Ltd. 5% 2/15/18 (d)	3,650,000	3,640,875
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	4,025,000	4,055,188
7.25% 3/15/18	950,000	1,083,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Leisure - continued
Royal Caribbean Cruises Ltd.: - continued
7.5% 10/15/27	$ 1,925,000	$ 2,103,063
yankee 7.25% 6/15/16	900,000	1,008,000
		14,715,064
Metals/Mining - 3.0%
Alcoa, Inc. 5.4% 4/15/21	1,150,000	1,127,812
Alpha Natural Resources, Inc.:
6% 6/1/19	1,805,000	1,547,788
6.25% 6/1/21	175,000	146,125
Boart Longyear Management Pty Ltd. 7% 4/1/21 (d)	4,740,000	4,289,700
CONSOL Energy, Inc.:
8% 4/1/17	1,630,000	1,737,988
8.25% 4/1/20	1,765,000	1,901,788
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)	2,245,000	2,278,675
7% 11/1/15 (d)	7,570,000	7,740,325
New Gold, Inc. 6.25% 11/15/22 (d)	3,665,000	3,481,750
Walter Energy, Inc. 8.5% 4/15/21 (d)	3,305,000	2,685,313
		26,937,264
Paper - 0.2%
Sappi Papier Holding GmbH 7.75% 7/15/17 (d)	1,630,000	1,711,500
Publishing/Printing - 0.5%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (d)	3,885,000	4,079,250
Restaurants - 0.3%
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20	2,685,000	3,081,038
Services - 2.7%
Air Lease Corp.:
4.75% 3/1/20	75,000	74,250
6.125% 4/1/17	1,090,000	1,144,500
APX Group, Inc.:
6.375% 12/1/19 (d)	3,090,000	3,012,750
8.75% 12/1/20 (d)	4,235,000	4,235,000
ARAMARK Corp. 5.75% 3/15/20 (d)	1,090,000	1,133,600
Audatex North America, Inc. 6% 6/15/21 (d)	2,235,000	2,274,113
FTI Consulting, Inc.:
6% 11/15/22	1,290,000	1,320,638
6.75% 10/1/20	2,165,000	2,303,019
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - continued
Hertz Corp.:
4.25% 4/1/18 (d)	$ 2,005,000	$ 1,997,481
7.5% 10/15/18	2,880,000	3,132,000
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (d)	2,975,000	3,179,531
		23,806,882
Shipping - 0.6%
Aguila 3 SA 7.875% 1/31/18 (d)	2,030,000	2,106,125
Navios Maritime Holdings, Inc. 8.875% 11/1/17	2,740,000	2,873,575
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (d)	270,000	290,925
		5,270,625
Steel - 2.1%
JMC Steel Group, Inc. 8.25% 3/15/18 (d)	4,250,000	4,228,750
Severstal Columbus LLC 10.25% 2/15/18	7,255,000	7,690,300
Steel Dynamics, Inc.:
5.25% 4/15/23 (d)	2,465,000	2,415,700
6.125% 8/15/19 (d)	1,780,000	1,877,900
7.625% 3/15/20	2,305,000	2,486,519
		18,699,169
Super Retail - 1.0%
Best Buy Co., Inc. 5% 8/1/18	2,120,000	2,106,103
Claire's Stores, Inc.:
7.75% 6/1/20 (d)	1,572,000	1,583,790
9% 3/15/19 (d)	2,345,000	2,641,056
Netflix, Inc. 5.375% 2/1/21 (d)	2,280,000	2,302,800
The Bon-Ton Department Stores, Inc. 8% 6/15/21 (d)	585,000	601,088
		9,234,837
Technology - 6.6%
Brocade Communications Systems, Inc. 4.625% 1/15/23 (d)	2,210,000	2,077,400
Ceridian Corp. 11.25% 11/15/15	2,950,000	3,001,625
Compiler Finance Sub, Inc. 7% 5/1/21 (d)	1,380,000	1,380,000
First Data Corp.:
6.75% 11/1/20 (d)	3,640,000	3,799,250
7.375% 6/15/19 (d)	985,000	1,034,250
12.625% 1/15/21	3,785,000	4,149,306
Flextronics International Ltd. 4.625% 2/15/20 (d)	1,930,000	1,920,350
IAC/InterActiveCorp 4.75% 12/15/22	2,635,000	2,490,075
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
Lucent Technologies, Inc.:
6.45% 3/15/29	$ 2,900,000	$ 2,291,000
6.5% 1/15/28	2,050,000	1,599,000
NCR Corp. 4.625% 2/15/21	2,375,000	2,309,688
Nuance Communications, Inc. 5.375% 8/15/20 (d)	6,670,000	6,503,250
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (d)	2,585,000	2,546,225
5.75% 2/15/21 (d)	2,090,000	2,147,475
Sanmina-SCI Corp. 7% 5/15/19 (d)	6,515,000	6,873,325
Seagate HDD Cayman 4.75% 6/1/23 (d)	1,560,000	1,489,800
SoftBank Corp. 4.5% 4/15/20 (d)	2,375,000	2,297,813
Spansion LLC 7.875% 11/15/17	3,065,000	3,156,950
VeriSign, Inc. 4.625% 5/1/23 (d)	2,085,000	2,001,600
Viasystems, Inc. 7.875% 5/1/19 (d)	1,935,000	2,070,450
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	1,995,000	2,194,500
13.375% 10/15/19	1,070,000	1,233,175
		58,566,507
Telecommunications - 7.6%
Alcatel-Lucent USA, Inc. 8.875% 1/1/20 (d)	535,000	535,000
Altice Financing SA 7.875% 12/15/19 (d)	460,000	489,900
Altice Finco SA 9.875% 12/15/20 (d)	1,590,000	1,741,050
Crown Castle International Corp. 5.25% 1/15/23	1,680,000	1,617,000
Digicel Group Ltd.:
6% 4/15/21 (d)	5,395,000	5,287,100
7% 2/15/20 (d)	200,000	202,250
8.25% 9/1/17 (d)	3,535,000	3,685,238
8.25% 9/30/20 (d)	4,965,000	5,318,756
DigitalGlobe, Inc. 5.25% 2/1/21 (d)	4,020,000	3,798,900
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (d)	2,140,000	2,188,150
6.625% 12/15/22 (d)	1,650,000	1,687,125
7.25% 4/1/19	2,505,000	2,708,531
7.25% 10/15/20	1,990,000	2,154,175
7.5% 4/1/21	1,370,000	1,491,588
Intelsat Luxembourg SA:
7.75% 6/1/21 (d)	5,565,000	5,857,163
8.125% 6/1/23 (d)	1,985,000	2,133,875
MasTec, Inc. 4.875% 3/15/23	1,680,000	1,579,200
MetroPCS Wireless, Inc. 6.25% 4/1/21 (d)	1,470,000	1,499,400
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
NeuStar, Inc. 4.5% 1/15/23 (d)	$ 1,935,000	$ 1,809,225
NII Capital Corp.:
7.625% 4/1/21	1,965,000	1,576,913
10% 8/15/16	1,170,000	1,172,925
Sprint Nextel Corp.:
6% 12/1/16	4,262,000	4,540,309
7% 3/1/20 (d)	1,050,000	1,144,500
7% 8/15/20	1,145,000	1,206,544
9% 11/15/18 (d)	525,000	622,125
Telesat Canada/Telesat LLC 6% 5/15/17 (d)	5,640,000	5,752,800
TW Telecom Holdings, Inc. 5.375% 10/1/22	895,000	899,475
Wind Acquisition Finance SA 11.75% 7/15/17 (d)	1,970,000	2,078,350
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(f)	3,269,027	3,349,300
		68,126,867
Textiles & Apparel - 0.4%
Hanesbrands, Inc. 6.375% 12/15/20	3,340,000	3,661,475
TOTAL NONCONVERTIBLE BONDS (Cost $806,613,975)		833,558,507
Common Stocks - 0.1%
Shares
Telecommunications - 0.1%
CUI Acquisition Corp. Class E (a)(d) (Cost $864,258)	1	592,559
Floating Rate Loans - 1.5%
	Principal Amount
Air Transportation - 0.2%
U.S. Airways, Inc. Tranche B 2LN, term loan 3.5% 11/21/16 (f)	$ 1,975,000	1,979,938
Energy - 0.4%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (f)	3,260,000	3,341,500
Insurance - 0.4%
Stoneriver Group LP:
Tranche 2LN, term loan 8.5% 5/29/20 (f)	1,230,000	1,230,000
Tranche B 1LN, term loan 4.5% 11/29/19 (f)	2,465,000	2,465,000
		3,695,000
Floating Rate Loans - continued
	Principal Amount	Value
Leisure - 0.4%
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 8/1/20 (f)	$ 1,075,000	$ 1,091,125
Tranche B 1LN, term loan 4.5005% 2/1/20 (f)	2,004,975	2,017,606
		3,108,731
Metals/Mining - 0.0%
Oxbow Carbon LLC:
Tranche 2LN, term loan 8% 1/19/20 (f)	290,000	292,900
Tranche B 1LN, term loan 4.25% 7/19/19 (f)	85,000	85,850
		378,750
Technology - 0.1%
First Data Corp. term loan 4.1905% 3/24/18 (f)	1,110,000	1,107,225
TOTAL FLOATING RATE LOANS (Cost $13,284,690)		13,611,144
Preferred Securities - 0.5%

Banks & Thrifts - 0.3%
JPMorgan Chase & Co. 6% (e)(f)	3,110,000	3,060,500
Entertainment/Film - 0.2%
NBCUniversal Enterprise, Inc. 5.25% (d)(e)	1,425,000	1,419,492
TOTAL PREFERRED SECURITIES (Cost $4,536,455)		4,479,992
Money Market Funds - 4.3%
	Shares
Fidelity Cash Central Fund, 0.11% (b) (Cost $38,134,135)	38,134,135	38,134,135
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $863,433,513)		890,376,337
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,507,706
NET ASSETS - 100%		$ 891,884,043
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $369,761,553 or 41.5% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 45,770
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Telecommunication Services	$ 592,559	$ -	$ -	$ 592,559
Corporate Bonds	833,558,507	-	833,558,507	-
Floating Rate Loans	13,611,144	-	13,611,144	-
Preferred Securities	4,479,992	-	4,479,992	-
Money Market Funds	38,134,135	38,134,135	-	-
Total Investments in Securities:	$ 890,376,337	$ 38,134,135	$ 851,649,643	$ 592,559
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $861,944,206. Net unrealized appreciation aggregated $28,432,131, of which $37,849,709 related to appreciated investment securities and $9,417,578 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Value Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2013

1.804833.109

FAV-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.8%
Delphi Automotive PLC	6,951	$ 373,408
Tenneco, Inc. (a)	4,072	196,800
		570,208
Diversified Consumer Services - 0.2%
H&R Block, Inc.	5,212	163,813
Hotels, Restaurants & Leisure - 0.5%
Brinker International, Inc.	4,799	192,680
Sonic Corp. (a)	9,794	150,534
		343,214
Household Durables - 1.0%
Harman International Industries, Inc.	3,214	194,543
Helen of Troy Ltd. (a)	2,913	123,744
Whirlpool Corp.	3,000	401,820
		720,107
Internet & Catalog Retail - 0.8%
Liberty Media Corp. Interactive Series A (a)	25,265	617,982
Leisure Equipment & Products - 0.1%
Brunswick Corp.	2,475	93,431
Media - 1.5%
CBS Corp. Class B	3,440	181,770
DIRECTV (a)	2,480	156,910
News Corp. Class A (a)	1,060	16,886
Sinclair Broadcast Group, Inc. Class A	13,292	374,967
Twenty-First Century Fox, Inc. Class A	4,240	126,691
UBM PLC	10,200	110,402
Valassis Communications, Inc.	4,425	126,688
		1,094,314
Multiline Retail - 0.6%
Kohl's Corp.	8,826	467,601
Specialty Retail - 4.2%
Abercrombie & Fitch Co. Class A	4,585	228,654
American Eagle Outfitters, Inc.	10,477	205,768
Ascena Retail Group, Inc. (a)	31,874	608,475
AutoZone, Inc. (a)	300	134,574
Bed Bath & Beyond, Inc. (a)	1,640	125,411
Best Buy Co., Inc.	10,194	306,737
Chico's FAS, Inc.	24,324	416,670
Jos. A. Bank Clothiers, Inc. (a)	4,575	186,935
OfficeMax, Inc.	18,683	212,799
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Rent-A-Center, Inc.	5,230	$ 209,148
Staples, Inc.	26,887	457,617
WH Smith PLC	8,728	103,365
		3,196,153
Textiles, Apparel & Luxury Goods - 0.2%
Gildan Activewear, Inc.	4,000	178,522
TOTAL CONSUMER DISCRETIONARY		7,445,345
CONSUMER STAPLES - 3.5%
Beverages - 1.3%
Beam, Inc.	2,084	135,439
Coca-Cola Enterprises, Inc.	2,288	85,892
Cott Corp.	16,733	139,944
Dr. Pepper Snapple Group, Inc.	1,539	71,933
Molson Coors Brewing Co. Class B	6,964	348,618
Monster Beverage Corp. (a)	1,675	102,158
Treasury Wine Estates Ltd.	22,323	95,710
		979,694
Food & Staples Retailing - 0.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	4,725	289,591
Kroger Co.	1,457	57,216
Walgreen Co.	1,126	56,582
		403,389
Food Products - 1.0%
Danone SA	2,500	197,557
Gruma S.A.B. de CV Series B (a)	16,387	86,805
Ingredion, Inc.	3,247	218,198
The J.M. Smucker Co.	2,262	254,520
		757,080
Personal Products - 0.3%
Coty, Inc. Class A (a)	14,467	248,688
Tobacco - 0.4%
Japan Tobacco, Inc.	4,700	164,411
Lorillard, Inc.	2,474	105,219
		269,630
TOTAL CONSUMER STAPLES		2,658,481
Common Stocks - continued
	Shares	Value
ENERGY - 7.0%
Energy Equipment & Services - 2.0%
Cameron International Corp. (a)	4,119	$ 244,257
Halliburton Co.	10,585	478,336
National Oilwell Varco, Inc.	4,385	307,695
Rowan Companies PLC (a)	14,318	491,823
		1,522,111
Oil, Gas & Consumable Fuels - 5.0%
Anadarko Petroleum Corp.	4,181	370,102
Atlas Pipeline Partners LP	2,392	90,657
BPZ Energy, Inc. (a)	41,464	99,928
Canadian Natural Resources Ltd.	4,200	130,159
Cloud Peak Energy, Inc. (a)	5,790	92,814
Energen Corp.	9,590	574,345
EQT Corp.	2,383	206,130
Marathon Petroleum Corp.	6,972	511,257
Markwest Energy Partners LP	2,500	175,525
Noble Energy, Inc.	4,500	281,205
Northern Oil & Gas, Inc. (a)	7,209	95,231
Scorpio Tankers, Inc.	12,955	128,902
The Williams Companies, Inc.	9,456	323,112
Whiting Petroleum Corp. (a)	9,714	499,980
WPX Energy, Inc. (a)	11,247	216,055
		3,795,402
TOTAL ENERGY		5,317,513
FINANCIALS - 28.7%
Capital Markets - 2.9%
AllianceBernstein Holding LP	4,845	107,559
Ameriprise Financial, Inc.	3,745	333,305
Apollo Global Management LLC Class A	3,806	101,696
Bank of New York Mellon Corp.	1,949	61,296
Invesco Ltd.	16,104	518,388
KKR & Co. LP	17,740	362,783
The Blackstone Group LP	11,796	266,000
UBS AG	19,475	383,483
		2,134,510
Commercial Banks - 5.9%
Bank of Ireland (a)	519,355	117,074
Barclays PLC sponsored ADR	17,400	304,152
CIT Group, Inc. (a)	14,380	720,582
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
East West Bancorp, Inc.	440	$ 13,565
First Citizen Bancshares, Inc.	2,637	552,452
Heritage Financial Corp., Washington	605	9,613
Itau Unibanco Holding SA sponsored ADR	39,083	498,308
M&T Bank Corp.	1,579	184,522
PNC Financial Services Group, Inc.	4,741	360,553
U.S. Bancorp	27,080	1,010,626
Wells Fargo & Co.	14,318	622,833
		4,394,280
Consumer Finance - 1.5%
Capital One Financial Corp.	11,222	774,542
Cash America International, Inc.	1,771	74,382
EZCORP, Inc. (non-vtg.) Class A (a)	400	7,232
SLM Corp.	11,903	294,123
		1,150,279
Diversified Financial Services - 1.7%
IntercontinentalExchange, Inc. (a)	1,441	262,910
JPMorgan Chase & Co.	6,968	388,327
McGraw-Hill Companies, Inc.	5,047	312,207
The NASDAQ Stock Market, Inc.	10,125	328,050
		1,291,494
Insurance - 9.1%
AFLAC, Inc.	7,964	491,220
AMBAC Financial Group, Inc. (a)	4,748	118,890
Aon PLC	3,422	230,985
Berkshire Hathaway, Inc. Class B (a)	7,091	821,634
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,720	683,244
Greenlight Capital Re, Ltd. (a)	15,885	419,999
Intact Financial Corp.	4,600	270,554
Mercury General Corp.	4,192	185,286
MetLife, Inc.	7,346	355,693
Old Republic International Corp.	25,068	362,233
Primerica, Inc.	5,900	242,136
ProAssurance Corp.	7,881	421,870
Progressive Corp.	2,970	77,250
Prudential PLC	7,343	130,410
Reinsurance Group of America, Inc.	10,177	692,952
StanCorp Financial Group, Inc.	11,521	611,650
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Torchmark Corp.	6,199	$ 440,625
Validus Holdings Ltd.	8,346	295,699
		6,852,330
Real Estate Investment Trusts - 5.6%
American Realty Capital Properties, Inc. (d)	5,510	79,620
American Tower Corp.	7,026	497,371
Boston Properties, Inc.	2,908	311,011
Corporate Office Properties Trust (SBI)	3,364	85,715
Equity Lifestyle Properties, Inc.	13,636	524,850
Eurobank Properties Real Estate Investment Co. (a)	31,170	286,537
iStar Financial, Inc. (a)(d)	10,731	121,904
Kilroy Realty Corp.	1,258	65,844
NorthStar Realty Finance Corp.	28,811	282,348
Piedmont Office Realty Trust, Inc. Class A	12,400	224,316
Prologis, Inc.	9,713	372,591
Regency Centers Corp.	1,100	58,003
Ryman Hospitality Properties, Inc. (d)	3,211	119,610
Simon Property Group, Inc.	1,182	189,191
SL Green Realty Corp.	4,005	363,053
Sun Communities, Inc.	3,350	162,207
Ventas, Inc.	7,595	499,295
		4,243,466
Real Estate Management & Development - 2.0%
Brookfield Asset Management, Inc. Class A	2,100	77,715
CBRE Group, Inc. (a)	18,317	424,405
Forest City Enterprises, Inc. Class A (a)	10,746	188,270
Forestar Group, Inc. (a)	4,602	99,449
Kennedy-Wilson Holdings, Inc.	43,339	741,097
		1,530,936
TOTAL FINANCIALS		21,597,295
HEALTH CARE - 8.1%
Biotechnology - 0.8%
Amgen, Inc.	2,425	262,603
Cubist Pharmaceuticals, Inc. (a)	1,939	120,858
United Therapeutics Corp. (a)	2,856	213,743
		597,204
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	26,700	$ 291,564
Hill-Rom Holdings, Inc.	10,561	391,496
Hologic, Inc. (a)	5,885	133,590
Stryker Corp.	2,321	163,538
		980,188
Health Care Providers & Services - 3.1%
CIGNA Corp.	3,735	290,695
Emeritus Corp. (a)	10,520	243,959
Express Scripts Holding Co. (a)	3,464	227,065
Health Management Associates, Inc. Class A (a)	14,930	201,256
Humana, Inc.	3,230	294,770
McKesson Corp.	1,588	194,784
Quest Diagnostics, Inc.	5,010	292,133
UnitedHealth Group, Inc.	3,490	254,247
Universal American Spin Corp.	8,000	86,720
Universal Health Services, Inc. Class B	3,262	228,177
		2,313,806
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	6,385	285,601
Lonza Group AG	2,119	163,026
		448,627
Pharmaceuticals - 2.3%
Actavis, Inc. (a)	2,930	393,411
Endo Health Solutions, Inc. (a)	7,216	277,527
Forest Laboratories, Inc. (a)	2,580	112,385
Hospira, Inc. (a)	7,716	314,041
Impax Laboratories, Inc. (a)	9,945	206,259
Jazz Pharmaceuticals PLC (a)	2,060	155,551
Perrigo Co.	1,600	199,024
ViroPharma, Inc. (a)	2,884	98,979
		1,757,177
TOTAL HEALTH CARE		6,097,002
INDUSTRIALS - 11.6%
Aerospace & Defense - 1.3%
CAE, Inc.	12,600	143,530
Esterline Technologies Corp. (a)	1,615	131,526
Finmeccanica SpA (a)(d)	21,800	113,918
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
General Dynamics Corp.	1,832	$ 156,343
Meggitt PLC	19,562	162,929
Textron, Inc.	9,543	261,287
		969,533
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	3,053	182,020
FedEx Corp.	2,212	234,472
UTI Worldwide, Inc.	13,435	221,678
		638,170
Commercial Services & Supplies - 0.9%
Intrum Justitia AB	7,513	191,336
Iron Mountain, Inc.	9,231	256,622
Waste Management, Inc.	4,845	203,635
		651,593
Construction & Engineering - 2.0%
AECOM Technology Corp. (a)	20,477	694,170
URS Corp.	17,102	795,243
		1,489,413
Electrical Equipment - 1.2%
Babcock & Wilcox Co.	6,642	202,847
Eaton Corp. PLC	2,540	175,133
General Cable Corp.	7,680	242,074
Prysmian SpA	4,900	99,606
Regal-Beloit Corp.	2,723	176,124
		895,784
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	2,590	175,447
Koninklijke Philips Electronics NV	3,971	126,988
		302,435
Machinery - 3.0%
GEA Group AG	2,991	123,411
Harsco Corp.	4,100	105,616
Ingersoll-Rand PLC	3,039	185,531
ITT Corp.	5,175	161,667
Manitowoc Co., Inc.	10,152	208,421
Pentair Ltd.	2,711	165,588
Snap-On, Inc.	1,646	156,123
Stanley Black & Decker, Inc.	7,909	669,260
Terex Corp. (a)	8,246	243,092
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Timken Co.	2,957	$ 172,748
Xylem, Inc.	3,900	97,227
		2,288,684
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)	27,400	84,118
Professional Services - 0.9%
Dun & Bradstreet Corp.	2,092	216,794
FTI Consulting, Inc. (a)	3,990	148,667
Manpower, Inc.	2,604	174,129
Towers Watson & Co.	1,677	141,254
		680,844
Road & Rail - 0.5%
Con-way, Inc.	2,423	100,433
CSX Corp.	6,150	152,582
Quality Distribution, Inc. (a)	15,652	165,285
		418,300
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (a)	6,452	113,039
WESCO International, Inc. (a)	3,230	244,769
		357,808
TOTAL INDUSTRIALS		8,776,682
INFORMATION TECHNOLOGY - 11.4%
Communications Equipment - 0.7%
Cisco Systems, Inc.	7,242	185,033
Juniper Networks, Inc. (a)	16,167	350,339
		535,372
Computers & Peripherals - 0.4%
EMC Corp.	11,112	290,579
Electronic Equipment & Components - 2.6%
Aeroflex Holding Corp. (a)	10,873	81,765
Arrow Electronics, Inc. (a)	11,323	516,895
Ingram Micro, Inc. Class A (a)	8,677	198,096
Jabil Circuit, Inc.	32,896	756,279
TE Connectivity Ltd.	4,416	225,393
TTM Technologies, Inc. (a)	21,762	201,081
		1,979,509
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 3.2%
Amdocs Ltd.	7,327	$ 281,870
CGI Group, Inc. Class A (sub. vtg.) (a)	2,000	69,127
Cognizant Technology Solutions Corp. Class A (a)	3,600	260,604
Fidelity National Information Services, Inc.	7,073	305,271
Global Payments, Inc.	9,099	421,375
Heartland Payment Systems, Inc.	2,675	99,804
Sapient Corp. (a)	13,656	187,224
Sykes Enterprises, Inc. (a)	6,744	118,425
Total System Services, Inc.	18,463	506,071
Unisys Corp. (a)	6,162	159,842
		2,409,613
Office Electronics - 0.2%
Xerox Corp.	16,854	163,484
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc.	8,809	143,675
Avago Technologies Ltd.	3,930	144,152
Broadcom Corp. Class A	12,303	339,194
Intersil Corp. Class A	22,624	230,991
PMC-Sierra, Inc. (a)	19,910	131,506
Skyworks Solutions, Inc. (a)	7,128	171,215
		1,160,733
Software - 2.7%
Activision Blizzard, Inc.	22,404	402,824
Autodesk, Inc. (a)	5,665	200,484
Comverse, Inc.	4,463	139,781
Constellation Software, Inc.	700	102,134
Electronic Arts, Inc. (a)	8,985	234,688
Intuit, Inc.	3,000	191,760
MicroStrategy, Inc. Class A (a)	1,100	104,511
Oracle Corp.	19,975	646,191
		2,022,373
TOTAL INFORMATION TECHNOLOGY		8,561,663
MATERIALS - 5.2%
Chemicals - 3.2%
Albemarle Corp.	2,084	129,229
Ashland, Inc.	5,210	452,436
Axiall Corp.	4,306	189,808
Cabot Corp.	4,719	193,573
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Cytec Industries, Inc.	2,452	$ 191,011
Eastman Chemical Co.	5,211	419,121
Lanxess AG	2,774	173,467
LyondellBasell Industries NV Class A	2,880	197,885
Methanex Corp.	4,192	200,192
Mexichem S.A.B. de CV	13,200	61,769
RPM International, Inc.	4,915	173,205
		2,381,696
Containers & Packaging - 1.0%
Nampak Ltd.	45,508	147,150
Rock-Tenn Co. Class A	3,529	403,541
Sonoco Products Co.	5,644	217,238
		767,929
Metals & Mining - 1.0%
Gem Diamonds Ltd. (a)	32,466	69,515
Newmont Mining Corp.	4,607	138,210
Reliance Steel & Aluminum Co.	5,795	406,809
Walter Energy, Inc. (d)	13,346	149,342
		763,876
TOTAL MATERIALS		3,913,501
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
CenturyLink, Inc.	950	34,058
Frontier Communications Corp. (d)	17,748	77,381
		111,439
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. (a)(d)	5,551	39,856
T-Mobile US, Inc. (a)	1,847	44,531
		84,387
TOTAL TELECOMMUNICATION SERVICES		195,826
UTILITIES - 10.2%
Electric Utilities - 4.7%
Edison International	25,141	1,253,279
ITC Holdings Corp.	10,728	984,509
NextEra Energy, Inc.	4,462	386,454
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Northeast Utilities	13,126	$ 582,926
PNM Resources, Inc.	15,140	355,487
		3,562,655
Gas Utilities - 0.6%
Atmos Energy Corp.	9,378	414,883
Questar Corp.	1,686	40,228
		455,111
Multi-Utilities - 4.9%
NiSource, Inc.	36,552	1,122,877
PG&E Corp.	22,471	1,031,194
Sempra Energy	17,633	1,545,172
		3,699,243
TOTAL UTILITIES		7,717,009
TOTAL COMMON STOCKS (Cost $60,974,266)		72,280,317
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.04% 8/29/13 to 10/3/13 (e) (Cost $49,998)	$ 50,000	49,998
Money Market Funds - 5.3%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	3,600,683	$ 3,600,683
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	416,375	416,375
TOTAL MONEY MARKET FUNDS (Cost $4,017,058)		4,017,058
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $65,041,322)		76,347,373
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(1,012,080)
NET ASSETS - 100%		$ 75,335,293
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
10 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2013	$ 1,229,500	$ 17,484

The face value of futures purchased as a percentage of net assets is 1.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $49,998.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,290
Fidelity Securities Lending Cash Central Fund	3,924
Total	$ 6,214
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,445,345	$ 7,445,345	$ -	$ -
Consumer Staples	2,658,481	2,658,481	-	-
Energy	5,317,513	5,317,513	-	-
Financials	21,597,295	20,966,328	630,967	-
Health Care	6,097,002	6,097,002	-	-
Industrials	8,776,682	8,649,694	126,988	-
Information Technology	8,561,663	8,561,663	-	-
Materials	3,913,501	3,913,501	-	-
Telecommunication Services	195,826	195,826	-	-
Utilities	7,717,009	7,717,009	-	-
U.S. Government and Government Agency Obligations	49,998	-	49,998	-
Money Market Funds	4,017,058	4,017,058	-	-
Total Investments in Securities:	$ 76,347,373	$ 75,539,420	$ 807,953	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 17,484	$ 17,484	$ -	$ -
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $65,269,757. Net unrealized appreciation aggregated $11,077,616, of which $12,426,336 related to appreciated investment securities and $1,348,720 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Floating Rate
High Income Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2013

1.819945.108

AFR-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (e) - 83.2%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.3%
Aeroflex, Inc. Tranche B, term loan 4.5% 11/9/19 (d)	$ 4,796	$ 4,820
Sequa Corp. Tranche B, term loan 5.25% 6/19/17 (d)	3	3
Silver II US Holdings LLC Tranche B, term loan 4% 12/13/19 (d)	21,890	21,863
Spirit Aerosystems, Inc. Tranche B, term loan 3.75% 4/18/19 (d)	7,885	7,944
TransDigm, Inc.:
Tranche B, term loan 3.5% 2/14/17 (d)	17,910	18,179
Tranche C, term loan 3.75% 2/28/20 (d)	133,704	134,205
		187,014
Air Transportation - 0.3%
Delta Air Lines, Inc. Tranche B 1LN, term loan 4% 10/18/18 (d)	13,980	14,050
Northwest Airlines Corp. Tranche B, term loan 3.78% 12/22/13 (d)	1,776	1,745
U.S. Airways, Inc. Tranche B 2LN, term loan 3.5% 11/21/16 (d)	25,000	25,063
		40,858
Automotive - 2.3%
Affinia Group, Inc.:
Tranche B 1LN, term loan 3.5% 4/11/16 (d)	6,385	6,497
Tranche B 2LN, term loan 4.75% 4/11/20 (d)	14,395	14,485
Allison Transmission, Inc.:
Tranche B 2LN, term loan 3.2% 8/7/17 (d)	37,626	37,908
Tranche B 3LN, term loan 4.25% 8/23/19 (d)	15,798	15,916
Chrysler Group LLC Tranche B, term loan 4.25% 5/24/17 (d)	102,116	103,648
Federal-Mogul Corp.:
Tranche B, term loan 2.1369% 12/27/14 (d)	34,991	34,466
Tranche C, term loan 2.1375% 12/27/15 (d)	17,853	17,585
Schaeffler AG Tranche C, term loan 4.25% 1/27/17 (d)	41,000	41,410
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 4.75% 4/30/19 (d)	37,000	37,370
Tower Automotive Holdings USA LLC Tranche B, term loan 4.75% 4/23/20 (d)	24,938	25,078
		334,363
Broadcasting - 3.0%
Clear Channel Capital I LLC Tranche B, term loan 3.8454% 1/29/16 (d)	28,957	27,075
Cumulus Media Holdings, Inc. Tranche 1LN, term loan 4.5% 9/16/18 (d)	9,950	10,050
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
Media Holdco, LP Tranche B, term loan 7.25% 7/23/18 (d)	$ 4,975	$ 5,000
NEP/NCP Holdco, Inc.:
Tranche 2LN, term loan 9.5% 7/22/20 (d)	2,857	2,929
Tranche B, term loan 4.75% 2/13/20 (d)	11,940	12,044
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Tranche B, term loan 4.25% 12/3/19 (d)	2,494	2,519
Nielsen Finance LLC Tranche E, term loan 2.9448% 5/1/16 (d)	170,902	171,757
Nine Entertainment (DELAWARE) Tranche B, term loan 3.5% 2/5/20 (d)	11,970	11,955
Raycom Media, Inc. Tranche B, term loan 4.25% 5/31/17 (d)	4,900	4,925
TWCC Holding Corp. term loan 3.5% 2/11/17 (d)	58,081	58,735
Univision Communications, Inc.:
term loan 4.5% 3/1/20 (d)	85,486	85,913
Tranche 1LN, term loan 4.5% 3/1/20 (d)	28,906	29,051
Tranche C 3LN, term loan 4% 5/23/20 (d)	9,975	9,950
		431,903
Building Materials - 1.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 3/27/20 (d)	35,084	35,084
Armstrong World Industries, Inc. Tranche B, term loan 3.5% 3/15/20 (d)	28,928	29,110
HD Supply, Inc. Tranche B 1LN, term loan 4.5% 10/12/17 (d)	26,742	26,943
Milacron LLC Tranche B, term loan 4.25% 3/28/20 (d)	2,993	3,007
Pinafore LLC Tranche B 2LN, term loan 3.75% 9/21/16 (d)	43,047	43,531
		137,675
Cable TV - 4.7%
Atlantic Broad Tranche B, term loan 3.25% 11/30/19 (d)	18,581	18,581
Bragg Communications, Inc. Tranche B, term loan 3.5% 2/28/18 (d)	10,369	10,408
CCO Holdings, LLC Tranche 3LN, term loan 2.6864% 9/6/14 (d)	69,097	69,097
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (d)	127,692	128,650
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (d)	44,320	44,098
Tranche F, term loan 3% 1/3/21 (d)	95,425	94,948
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
CSC Holdings LLC Tranche B, term loan 2.6864% 4/17/20 (d)	$ 134,334	$ 133,327
Kabel Deutschland GmbH Tranche F, term loan 3.25% 2/1/19 (d)	8,000	7,990
Mediacom Broadband LLC Tranche H, term loan 3.25% 1/23/21 (d)	16,500	16,397
Mediacom LLC Tranche E, term loan 4.5% 10/23/17 (d)	2,881	2,866
RCN Telecom Services, LLC Tranche B, term loan 5.25% 3/1/20 (d)	6,870	6,915
UPC Broadband Holding BV:
Tranche AF, term loan 4% 1/31/21 (d)	16,000	16,060
Tranche AH, term loan 3.25% 6/30/21 (d)	34,000	33,958
Virgin Media Finance PLC Tranche B, term loan 3.5% 6/7/20 (d)	45,000	44,944
WideOpenWest Finance LLC Tranche B, term loan 4.75% 4/1/19 (d)	32,918	33,206
Zayo Group LLC Tranche B, term loan 4.5% 7/2/19 (d)	3,980	4,010
		665,455
Capital Goods - 0.7%
Alliance Laundry Systems LLC Tranche B, term loan 4.5% 12/10/18 (d)	2,810	2,821
Apex Tool Group, LLC Tranche B, term loan 4.5% 2/1/20 (d)	15,960	16,100
Doncasters PLC:
Tranche B 1LN, term loan 5.5% 4/9/20 (d)	19,950	20,100
Tranche B 2LN, term loan 9.5% 10/9/20 (d)	8,000	7,940
Husky Intermediate, Inc. Tranche B, term loan 4.25% 6/30/18 (d)	4,000	4,015
Rexnord LLC Tranche B, term loan 3.75% 4/1/18 (d)	13,341	13,341
SRAM LLC. Tranche B, term loan 4.0219% 4/4/20 (d)	36,083	35,992
		100,309
Chemicals - 2.8%
Arizona Chemical Tranche B, term loan 5.25% 12/22/17 (d)	2,779	2,831
Ascend Performance Materials Operation LLC Tranche B, term loan 6.75% 4/10/18 (d)	3,950	3,970
Celanese Holdings LLC:
Revolving Credit-Linked Deposit 1.6905% 4/2/14 (d)	45,422	45,422
Tranche C, term loan 3.0231% 10/31/16 (d)	21,983	22,203
Chemtura Corp. term loan 5.5% 8/27/16 (d)	21,187	21,346
Cyanco Intermediate Corp. Tranche B, term loan 5.5% 5/1/20 (d)	39,700	39,750
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Chemicals - continued
Eagle Spinco, Inc. Tranche B, term loan 3.5% 1/28/17 (d)	$ 8,401	$ 8,464
Edwards Ltd. Tranche B, term loan 4.75% 3/22/20 (d)	9,215	9,250
Emerald Performance Materials, LLC Tranche B, term loan 6.75% 5/11/18 (d)	2,970	2,977
Huntsman International LLC Tranche B, term loan 2.7289% 4/19/17 (d)	13,900	13,970
INEOS U.S. Finance LLC:
term loan 2.1864% 4/27/15 (d)	6,927	6,961
Tranche B, term loan 4% 5/4/18 (d)	67,239	67,239
MacDermid, Inc. Tranche B 1LN, term loan 4% 6/7/20 (d)	39,847	40,046
Millennium America/Millennium Inorganic Chemicals Ltd. Tranche 2LN, term loan 6.0256% 11/18/14 (d)	1,996	2,008
OMNOVA Solutions, Inc. Tranche B 1LN, term loan 4.25% 5/31/17 (d)	2,992	3,015
Rockwood Specialties Group, Inc. Tranche B, term loan 3.75% 2/10/18 (d)	14,725	14,762
Royal Adhesives & Sealants LLC Tranche B 1LN, term loan 5.5% 7/26/18 (d)	15,805	15,904
Taminco Global Chemical Corp. Tranche B 2LN, term loan 4.25% 2/15/19 (d)	6,779	6,813
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (d)	20,000	20,200
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4.75% 2/1/20 (d)	54,863	55,548
		402,679
Consumer Products - 1.1%
Jarden Corp.:
Tranche A 1LN, term loan 2.1864% 3/31/16 (d)	4,975	4,987
Tranche B, term loan 2.6864% 3/31/18 (d)	28,776	29,064
NBTY, Inc. Tranche B 2LN, term loan 3.5% 10/1/17 (d)	14,179	14,321
Prestige Brands, Inc. Tranche B, term loan 3.75% 1/31/19 (d)	19,729	19,951
Revlon Consumer Products Corp. Tranche B, term loan 4% 11/19/17 (d)	13,500	13,618
Spectrum Brands Holdings, Inc. Tranche B, term loan 4.5104% 11/1/19 (d)	10,786	10,894
Sun Products Corp. Tranche B, term loan 5.5% 3/23/20 (d)	15,325	15,325
Tempur-Pedic International, Inc. Tranche B, term loan 3.5% 3/18/20 (d)	19,405	19,356
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (d)	29,143	29,070
		156,586
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Containers - 2.0%
Berlin Packaging,LLC:
Tranche 1LN, term loan 4.75% 3/28/19 (d)	$ 11,570	$ 11,672
Tranche 2LN, term loan 8.75% 3/28/20 (d)	3,855	3,894
Berry Plastics Group, Inc. term loan 3.5% 2/8/20 (d)	110,940	110,801
Berry Plastics Holding Corp. Tranche C, term loan 2.1864% 4/3/15 (d)	4,701	4,701
BWAY Holding Co. Tranche B, term loan 4.5% 8/31/17 (d)	15,263	15,397
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (d)	10,918	11,027
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.75% 9/28/18 (d)	98,258	99,240
Sealed Air Corp. Tranche B, term loan 4% 10/3/18 (d)	20,387	20,667
Tricorbraun, Inc. Tranche B, term loan 4% 4/30/18 (d)	3,960	3,960
		281,359
Diversified Financial Services - 2.2%
AlixPartners LLP Tranche B2 1LN, term loan 5% 7/10/20 (d)	20,000	20,250
Clipper Acquisitons Corp. Tranche B, term loan 4% 2/6/20 (d)	2,985	3,015
Duff & Phelps Corp. Tranche B, term loan 4.5% 3/14/20 (d)	3,000	3,023
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (d)	14,920	14,995
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/18 (d)	15,497	15,691
Flying Fortress, Inc. term loan 3.5% 6/30/17 (d)	97,833	97,716
HarbourVest Partners LLC Tranche B, term loan 4.75% 11/21/17 (d)	4,276	4,297
Home Loan Servicing Solutions Ltd. Tranche B, term loan 4.5% 6/27/20 (d)	14,750	14,861
Klockner Pentaplast SA Tranche B 1LN, term loan 5.75% 12/21/16 (d)	3,585	3,603
LPL Holdings, Inc. Tranche B, term loan 3.25% 3/29/19 (d)	28,105	28,071
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 1/23/18 (d)	30,848	31,388
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 5% 10/1/19 (d)	20,388	20,438
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - continued
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (d)	$ 22,943	$ 23,115
TransUnion LLC Tranche B, term loan 4.25% 2/10/19 (d)	27,747	28,024
		308,487
Diversified Media - 0.6%
Advanstar Communications, Inc. Tranche B 1LN, term loan 5.5% 4/29/19 (d)	8,479	8,383
Media General, Inc. Tranche B. term loan 0.5% 7/31/20 (d)(f)	24,790	24,790
WMG Acquisition Corp.:
term loan 3.75% 7/1/20 (d)	15,480	15,480
Tranche DD, term loan 3.75% 7/1/20 (d)	30,512	30,512
		79,165
Electric Utilities - 6.5%
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (d)	74,765	74,485
Tranche B 2LN, term loan 3.25% 1/31/22 (d)	54,735	54,530
Calpine Corp.:
Tranche B 2LN, term loan 4% 4/1/18 (d)	11,805	11,879
Tranche B 3LN, term loan 4% 10/9/19 (d)	29,787	29,974
Tranche B, term loan 4% 4/1/18 (d)	119,289	120,035
Covanta Energy Corp. Tranche B, term loan 3.5% 3/28/19 (d)	15,825	15,943
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (d)	25,960	26,025
EquiPower Resources Holdings LLC:
Tranche 2LN, term loan 10% 6/21/19 (d)	795	815
Tranche B 1LN, term loan 5.5% 12/21/18 (d)	23,843	24,022
Tranche C, term loan 4.5% 12/21/19 (d)	25,000	25,188
Essential Power LLC Tranche B, term loan 4.25% 8/8/19 (d)	7,778	7,875
InterGen NV Tranche B, term loan 5.5% 6/13/20 (d)	25,000	24,938
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (d)	88,440	88,997
NRG Energy, Inc. Tranche B, term loan 2.75% 7/1/18 (d)	99,336	99,211
NSG Holdings LLC Tranche B, term loan 4.75% 12/11/19 (d)	2,955	2,962
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (d)	62,936	63,565
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan:
3.7212% 10/10/14 (d)	$ 71,117	$ 50,582
4.7212% 10/10/17 (d)	124,252	87,132
The AES Corp. Tranche B, term loan 3.75% 6/1/18 (d)	74,810	75,745
Topaz Power Holdings, LLC Tranche B, term loan 5.25% 2/26/20 (d)	15,945	15,945
USIC Holdings, Inc. Tranche B, term loan 4.75% 7/26/20 (d)	16,500	16,583
Windsor Financing, LLC Tranche B, term loan 6.25% 12/5/17 (d)	2,911	2,984
		919,415
Energy - 2.1%
Alon USA Partners LP term loan 9.25% 11/26/18 (d)	8,844	9,154
Atlas Energy LP Tranche B, term loan 6.5% 7/22/19 (d)	8,110	8,191
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (d)	49,000	50,225
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (d)	16,200	16,322
EP Energy LLC term loan 4.5% 4/30/19 (d)	4,000	4,020
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (d)	63,500	63,421
GIM Channelview Cogeneration LLC Tranche B, term loan 4.25% 5/8/20 (d)	13,130	13,179
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (d)	2,912	2,927
MEG Energy Corp. Tranche B, term loan 3.75% 3/31/20 (d)	8,955	9,033
MRC Global, Inc. Tranche B, term loan 6% 11/9/19 (d)	26,798	26,965
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (d)	24,655	24,809
Panda Sherman Power, LLC term loan 9% 9/14/18 (d)	5,000	5,088
Panda Temple Power, LLC term loan 7.25% 4/3/19 (d)	11,000	11,096
Ruby Western Pipeline Holdings LLC Tranche B, term loan 3.5% 3/27/20 (d)	18,844	18,938
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (d)	15,000	15,170
Vantage Drilling Co. Tranche B, term loan:
5.75% 3/18/19 (d)	14,963	15,150
6.25% 10/25/17 (d)	4,500	4,551
		298,239
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Entertainment/Film - 0.7%
AMC Entertainment, Inc. Tranche B, term loan 3.5% 4/23/20 (d)	$ 24,950	$ 25,012
Cinemark U.S.A., Inc. Tranche B, term loan 3.2% 12/18/19 (d)	29,850	30,037
Digital Cinema Implementation Partners,LLC Tranche B, term loan 3.25% 5/17/21 (d)	48,700	48,883
EMI Music Publishing Ltd. Tranche B, term loan 4.25% 3/15/19 (d)	2,992	3,007
		106,939
Environmental - 0.4%
ADS Waste Holdings, Inc. Tranche B, term loan 4.25% 10/9/19 (d)	35,820	36,044
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (d)	14,925	15,037
Tomkins Air Distribution Tranche B 1LN, term loan 5.25% 11/9/18 (d)	3,980	4,005
		55,086
Food & Drug Retail - 1.9%
Albertson's LLC:
Tranche B 1LN, term loan 4.25% 3/21/16 (d)	17,765	17,943
Tranche B 2LN, term loan 4.75% 3/21/19 (d)	33,122	33,246
Ferrara Candy Co., Inc. Tranche B, term loan 7.5018% 6/18/18 (d)	8,125	8,105
GNC Corp. Tranche B, term loan 3.75% 3/2/18 (d)	50,717	51,098
Rite Aid Corp.:
Tranche 1LN, term loan 4% 2/21/20 (d)	48,379	48,621
Tranche 2 LN2, term loan 4.875% 6/21/21 (d)	25,210	25,336
Tranche 2LN, term loan 5.75% 8/21/20 (d)	13,590	14,032
Sprouts Farmers Market LLC Tranche B, term loan 4.5% 4/12/20 (d)	51,427	51,427
SUPERVALU, Inc. Tranche B, term loan 5% 3/21/19 (d)	14,951	15,081
		264,889
Food/Beverage/Tobacco - 3.9%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (d)	3,000	3,045
Arysta Lifescience Spc LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (d)	43,000	43,323
Tranche B 2LN, term loan 8.25% 11/30/20 (d)	10,000	10,063
Constellation Brands, Inc. Tranche B, term loan 2.75% 5/2/20 (d)	35,195	35,327
Del Monte Foods Co. Tranche B, term loan 4% 3/8/18 (d)	9,252	9,252
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - continued
Earthbound Holdings III LLC Tranche B, term loan 5.75% 12/21/16 (d)	$ 6,825	$ 6,842
H.J. Heinz Co.:
Tranche B 1LN, term loan 3.25% 6/7/19 (d)	25,000	25,094
Tranche B 2LN, term loan 3.5% 6/7/20 (d)	330,290	333,571
JBS USA LLC Tranche B, term loan 3.75% 5/25/18 (d)	21,890	21,890
Michael Foods, Inc. Tranche B, term loan 4.25% 2/25/18 (d)	18,918	19,132
OSI Restaurant Partners LLC Tranche B, term loan 3.5% 10/26/19 (d)	47,000	47,235
		554,774
Gaming - 2.4%
Affinity Gaming LLC Tranche B, term loan 5.5% 11/9/17 (d)	3,844	3,883
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (d)	26,114	26,147
Centaur Acquisition LLC Tranche 1LN, term loan 5.25% 2/20/19 (d)	4,988	4,981
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (d)	9,000	9,405
Harrah's Entertainment, Inc. Tranche B 4LN, term loan 9.5% 10/31/16 (d)	3,939	3,909
Las Vegas Sands Corp. term loan 2.69% 11/23/15 (d)	5,829	5,815
Las Vegas Sands LLC:
term loan 1.69% 5/23/14 (d)	6,087	6,087
Tranche B, term loan:
1.69% 5/23/14 (d)	29,807	29,807
2.69% 11/23/16 (d)	20,852	20,826
Tranche I, term loan 2.69% 11/23/16 (d)	4,191	4,186
MGM Mirage Tranche A, term loan 2.9364% 12/20/17 (d)	6,965	6,991
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (d)	86,332	86,332
Motor City Casino Tranche B, term loan 5% 3/1/17 (d)	4,547	4,599
Penn National Gaming, Inc. Tranche B, term loan 3.75% 7/14/18 (d)	32,610	32,691
Pinnacle Entertainment, Inc. Tranche B, term loan 4% 3/19/19 (d)	9,875	9,875
Scientific Games Corp. Tranche B, term loan 5/22/20 (d)	60,000	60,000
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Seminole Tribe of Florida Tranche B, term loan 3% 4/10/20 (d)	$ 14,453	$ 14,489
Station Casinos LLC Tranche B, term loan 5% 2/19/20 (d)	16,958	17,127
		347,150
Healthcare - 13.9%
Alere, Inc.:
Tranche B 2LN, term loan 4.25% 6/30/17 (d)	2,963	2,985
Tranche B, term loan 4.25% 6/30/17 (d)	995	1,003
Alkermes, Inc. term loan 3.5% 9/25/19 (d)	13,677	13,694
Apria Healthcare Group, Inc. Tranche B, term loan 6.75% 4/5/20 (d)	28,440	28,653
Bausch & Lomb, Inc.:
Tranche B, term loan 4% 5/18/19 (d)	72,712	72,712
Tranche DD, term loan 3.5256% 11/1/16 (d)	11,970	11,955
Biomet, Inc. term loan 3.9603% 7/25/17 (d)	33,695	33,864
BioScrip, Inc.:
Tranche B, term loan 6.5% 7/22/20 (d)	9,122	9,190
Tranche DD, term loan 7.5% 7/22/20 (d)	5,473	5,514
Carestream Health, Inc. Tranche B 1LN, term loan 5% 6/7/19 (d)	86,845	87,279
Community Health Systems, Inc. term loan 3.7728% 1/25/17 (d)	303,745	306,023
DaVita, Inc.:
Tranche A, term loan 2.94% 10/20/15 (d)	43,450	43,342
Tranche B 2LN, term loan 4% 8/21/19 (d)	76,615	76,998
Tranche B, term loan 4.5% 10/20/16 (d)	85,342	86,302
DJO Finance LLC Tranche B, term loan 4.75% 9/15/17 (d)	7,861	7,900
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (d)	39,840	38,545
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (d)	36,835	36,973
Endo Health Solutions, Inc. Tranche B, term loan 4% 6/17/18 (d)	4,931	4,919
Grifols, Inc. Tranche B, term loan 4.25% 6/1/17 (d)	39,246	39,638
HCA, Inc.:
Tranche A 4LN, term loan 2.6864% 2/2/16 (d)	294,207	294,207
Tranche B 4LN, term loan 2.9364% 5/1/18 (d)	36,050	36,187
Tranche B 5LN, term loan 3.0256% 3/31/17 (d)	171,750	172,179
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (d)	25,354	24,973
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Health Management Associates, Inc. Tranche B, term loan 3.5% 11/18/18 (d)	$ 43,198	$ 43,306
Hologic, Inc. Tranche B, term loan 4.5% 8/1/19 (d)	16,815	16,794
IASIS Healthcare LLC Tranche B 2LN, term loan 4.5% 5/3/18 (d)	34,825	35,044
Ikaria Acquisition, Inc. Tranche B 1LN, term loan 7.25% 7/3/18 (d)	29,980	30,280
IMS Health, Inc. Tranche B 1LN, term loan 3.75% 9/1/17 (d)	12,331	12,424
Jaguar Holding Co. II Tranche B, term loan 4.25% 12/5/18 (d)	13,791	13,894
LifePoint Hospitals, Inc. Tranche B, term loan 2.7% 7/24/17 (d)	14,925	15,000
MModal, Inc. Tranche B, term loan 7.5% 8/17/19 (d)	13,426	13,158
Par Pharmaceutical Companies, Inc. Tranche B 1LN, term loan 4.25% 9/28/19 (d)	8,933	8,977
Quintiles Transnational Corp.:
Tranche B 1LN, term loan 4.5% 6/8/18 (d)	4,872	4,872
Tranche B, term loan 4.5% 6/8/18 (d)	13,674	13,794
Rural/Metro Corp. Tranche B, term loan 5.75% 6/30/18 (d)	5,830	5,306
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 4.5% 6/29/18 (d)	6,935	6,952
Tranche 2LN, term loan 9% 6/29/19 (d)	3,000	3,004
Skilled Healthcare Group, Inc. term loan 6.7123% 4/9/16 (d)	7,906	7,926
Team Health, Inc. Tranche B, term loan 3.75% 6/29/18 (d)	6,860	6,860
United Surgical Partners International, Inc. term loan 4.75% 4/3/19 (d)	3,982	4,002
Universal Health Services, Inc. Tranche A, term loan 2.024% 11/15/15 (d)	10,809	10,755
Valeant Pharmaceuticals International:
Tranche BC 1LN, term loan 3.5% 12/11/19 (d)	30,845	31,153
Tranche BD 1LN, term loan 3.5% 2/13/19 (d)	46,496	46,845
Tranche E, term loan 4.5% 8/5/20 (d)	166,170	168,455
Vanguard Health Holding Co. II LLC Tranche B, term loan 3.75% 1/29/16 (d)	26,813	26,781
VWR Funding, Inc. Tranche B, term loan 4.1864% 4/3/17 (d)	12,239	12,315
		1,972,932
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Homebuilders/Real Estate - 0.9%
Capital Automotive LP Tranche B, term loan 4% 4/10/19 (d)	$ 7,832	$ 7,891
CB Richard Ellis Services, Inc. Tranche B, term loan 2.9451% 3/28/21 (d)	20,157	20,207
RE/MAX LLC Tranche B, term loan 5.25% 7/29/20 (d)	7,000	7,018
Realogy Corp.:
Credit-Linked Deposit 3.1963% 10/10/13 (d)	3,178	3,178
Credit-Linked Deposit 4.4463% 10/10/16 (d)	3,350	3,350
Realogy Group LLC Tranche B, term loan 4.5% 3/5/20 (d)	81,795	82,613
		124,257
Hotels - 1.6%
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (d)	15,420	15,728
Tranche B 1LN, term loan 4.25% 6/27/20 (d)	35,070	35,465
Hilton Worldwide, Inc.:
term loan 4.442% 11/12/15 (d)	44,799	44,295
Tranche B, term loan 3.5645% 11/12/15 (d)	40,000	39,550
Tranche D, term loan 3.942% 11/12/15 (d)	20,000	19,775
Tranche G, term loan 4.692% 11/12/15 (d)	80,639	79,530
		234,343
Insurance - 0.5%
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (d)	53,730	53,666
CNO Financial Group, Inc.:
Tranche B 1LN, term loan 3% 9/28/16 (d)	5,100	5,094
Tranche B 2LN, term loan 3.75% 9/28/18 (d)	16,861	16,882
		75,642
Leisure - 0.6%
Cedar Fair LP Tranche B, term loan 3.25% 3/6/20 (d)	9,342	9,435
ClubCorp Club Operations, Inc. Tranche B, term loan 4.25% 7/24/20 (d)	8,912	9,001
FGI Operating Co., LLC term loan 5.5% 4/19/19 (d)	3,962	3,972
SeaWorld Parks & Entertainment, Inc. Tranche B 2LN, term loan 3% 5/13/20 (d)	35,000	34,871
Seminole Hard Rock Entertainment, Inc. Tranche B, term loan 3.5% 5/14/20 (d)	9,685	9,698
Six Flags, Inc. Tranche B, term loan 4.0006% 12/20/18 (d)	14,819	14,930
		81,907
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - 3.6%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/31/20 (d)	$ 34,913	$ 34,127
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (d)	6,965	6,978
Tranche B 2LN, term loan 8.75% 1/25/21 (d)	3,000	3,030
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (d)	37,262	36,797
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (d)	1,323	1,337
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (d)	188,628	189,807
Murray Energy Corp. Tranche B, term loan 4.75% 5/17/19 (d)	4,500	4,539
Novelis, Inc. Tranche B, term loan 3.75% 3/10/17 (d)	65,498	65,910
Oxbow Carbon LLC:
Tranche 2LN, term loan 8% 1/19/20 (d)	20,000	20,200
Tranche B 1LN, term loan 4.25% 7/19/19 (d)	12,840	12,968
Pact Group (USA), Inc. Tranche B, term loan 3.75% 5/29/20 (d)	44,229	44,008
SunCoke Energy, Inc. Tranche B, term loan 4% 7/26/18 (d)	2,260	2,260
US Silica Co. Tranche B, term loan 4% 7/22/20 (d)	24,460	24,552
Walter Energy, Inc.:
Tranche A, term loan 4.7701% 4/1/16 (d)	12,225	11,797
Tranche B, term loan 6.75% 4/1/18 (d)	56,458	54,340
		512,650
Paper - 0.0%
Bear Island Paper Co. LLC Tranche B 2LN, term loan 12% 9/13/17	228	193
Publishing/Printing - 1.4%
Cenveo Corp. Tranche B, term loan 6.25% 4/5/20 (d)	9,332	9,390
Dex Media East LLC term loan 6% 10/24/14 (d)	6,849	5,359
Dex Media West LLC/Dex Media West Finance Co. term loan 8% 10/24/14 (d)	1,568	1,325
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (d)	21,890	21,945
Houghton Mifflin Harcourt Publishing Co. term loan 5.25% 5/22/18 (d)	20,012	19,962
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (d)	18,953	19,047
Newsday LLC Tranche A, term loan 3.6864% 10/12/16 (d)	14,769	14,751
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - continued
Quad/Graphics, Inc. Tranche B, term loan 4% 7/26/18 (d)	$ 11,132	$ 11,076
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 7/25/20 (d)	78,740	77,559
Tribune Co. term loan 4% 12/31/19 (d)	11,940	12,000
		192,414
Restaurants - 0.8%
Burger King Corp. Tranche B, term loan 3.75% 9/28/19 (d)	33,393	33,643
DineEquity, Inc. Tranche B 2LN, term loan 3.75% 10/19/17 (d)	6,500	6,581
Dunkin Brands, Inc. Tranche B 3LN, term loan 3.75% 2/14/20 (d)	52,240	52,240
Focus Brands, Inc. Trancher B 1LN, term loan 4.2689% 2/21/18 (d)	5,186	5,212
Landry's Restaurants, Inc. Tranche B, term loan 4.75% 4/24/18 (d)	9,852	9,936
NPC International, Inc. Tranche B, term loan 4.5% 12/28/18 (d)	4,963	4,988
		112,600
Services - 3.6%
Allied Security Holdings LLC Tranche B 1LN, term loan 5.25% 2/4/17 (d)	7,331	7,350
ARAMARK Corp.:
Credit-Linked Deposit 2.0732% 1/26/14 (d)	2,528	2,521
Credit-Linked Deposit 3.6963% 7/26/16 (d)	3,579	3,605
Tranche B, term loan:
3.7756% 7/26/16 (d)	54,415	54,823
4% 8/22/19 (d)	10,000	10,138
Tranche C, term loan 3.7756% 7/26/16 (d)	73,455	73,730
3.6968% 7/26/16 (d)	4,666	4,689
Avis Budget Group, Inc. Tranche B, term loan 3% 3/15/19 (d)	14,963	14,963
Brickman Group Holdings, Inc. Tranche B 2LN, term loan 3.2728% 10/14/16 (d)	1,765	1,774
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4.0001% 1/30/20 (d)	23,502	23,590
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (d)	15,000	15,113
Hertz Corp.:
Tranche B 2LN, term loan 3% 3/11/18 (d)	58,133	58,278
Tranche B, term loan 3.75% 3/11/18 (d)	22,803	22,917
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
Interactive Data Corp. Tranche B 2LN, term loan 3.75% 2/11/18 (d)	$ 32,650	$ 32,692
KAR Auction Services, Inc. Tranche B, term loan 3.75% 5/8/17 (d)	36,951	37,320
Laureate Education, Inc. Tranche B, term loan 5.25% 6/16/18 (d)	37,690	37,737
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan 4.25% 6/7/18 (d)	15,000	15,057
ServiceMaster Co.:
term loan 4.25% 1/31/17 (d)	55,770	55,352
Tranche B2, term loan 4.45% 1/31/17 (d)	21,775	21,557
SymphonyIRI Group, Inc. Trance B, term loan 4.5% 12/1/17 (d)	12,934	13,016
The Geo Group, Inc. Tranche B, term loan 3.25% 4/1/20 (d)	5,985	6,022
		512,244
Shipping - 0.3%
Harvey Gulf International Tranche B, term loan 5.5% 6/18/20 (d)	25,000	25,345
Swift Transportation Co. LLC Tranche B 2LN, term loan 4% 12/21/17 (d)	18,000	18,045
		43,390
Steel - 0.0%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (d)	2,955	2,984
Super Retail - 2.6%
Academy Ltd. Tranche B, term loan 4.5% 8/3/18 (d)	31,145	31,378
Bass Pro Group LLC Tranche B, term loan 4% 11/20/19 (d)	18,570	18,709
BJ's Wholesale Club, Inc.:
Tranche 1LN, term loan 4.25% 9/26/19 (d)	42,189	42,452
Tranche 2LN, term loan 9.75% 3/26/20 (d)	11,000	11,220
Harbor Freight Tools USA, Inc. Tranche B, term loan 4.75% 7/26/19 (d)	11,675	11,792
J. Crew Group, Inc. Tranche B 1LN, term loan 4% 3/7/18 (d)	47,841	48,142
JC Penney Corp., Inc. Tranche B, term loan 6% 5/21/18 (d)	49,750	49,439
Michaels Stores, Inc. Tranche B, term loan 3.75% 1/28/20 (d)	23,002	23,089
Neiman Marcus Group, Inc. Tranche B, term loan 4% 5/16/18 (d)	18,000	18,068
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Super Retail - continued
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (d)	$ 40,670	$ 40,975
Pilot Travel Centers LLC:
Tranche B 2LN, term loan 4.25% 8/7/19 (d)	22,792	22,792
Tranche B, term loan 3.75% 3/30/18 (d)	1,928	1,921
Serta Simmons Holdings, LLC Tranche B, term loan 5% 10/1/19 (d)	12,935	13,016
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (d)	7,839	7,839
Toys 'R' Us, Inc. Tranche B2, term loan 5.25% 5/25/18 (d)	8,480	8,257
Wesco Distribution, Inc. Tranche B, term loan 4.5% 12/12/19 (d)	17,910	18,044
		367,133
Technology - 7.3%
Ancestry.com, Inc.:
Tranche B 2LN, term loan 4.25% 5/15/18 (d)	10,878	11,013
Tranche B, term loan 5.25% 12/28/18 (d)	26,563	26,895
Avaya, Inc.:
Tranche B 3LN, term loan 4.7728% 10/26/17 (d)	37,317	32,839
Tranche B 5LN, term loan 8% 3/31/18 (d)	10,937	10,239
Ceridian Corp. Tranche B, term loan 5.9415% 5/10/17 (d)	1,996	2,006
CompuCom Systems, Inc. Tranche B, term loan 4.25% 5/9/20 (d)	24,300	24,452
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan:
3.5% 4/29/20 (d)	39,900	39,850
3.5% 4/29/20 (d)	17,740	17,718
Dealer Computer Services, Inc. Tranche BA 2LN, term loan 2.1864% 4/21/16 (d)	15,781	15,781
Fibertech Networks, LLC Tranche B, term loan 4.5% 12/18/19 (d)	6,965	7,009
First Data Corp.:
term loan:
4.1905% 3/24/17 (d)	118,529	118,529
4.1905% 3/24/18 (d)	96,079	95,839
Tranche B, term loan 4.1905% 9/24/18 (d)	48,162	48,042
Flextronics International Ltd.:
Tranche B A1, term loan 2.4364% 10/1/14 (d)	127	127
Tranche B A2, term loan 2.4364% 10/1/14 (d)	196	196
Tranche B A3, term loan 2.4364% 10/1/14 (d)	229	229
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Flextronics International Ltd.: - continued
Tranche BA, term loan 2.4364% 10/1/14 (d)	$ 443	$ 443
Freescale Semiconductor, Inc.:
Tranche B 3LN, term loan 4.25% 12/1/16 (d)	10,973	11,041
Tranche B 4LN, term loan 5% 3/1/20 (d)	96,271	96,993
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (d)	52,485	52,485
Genpact Ltd. Tranche B, term loan 4.2437% 8/30/19 (d)	13,930	14,017
Infor US, Inc. Tranche B 3LN, term loan 3.75% 6/3/20 (d)	24,800	24,708
ION Trading Technologies Ltd.:
Tranche 1LN, term loan 4.5% 5/22/20 (d)	42,540	42,646
Tranche 2LN, term loan 8.25% 5/22/21 (d)	10,954	10,995
Kronos, Inc. Tranche B 1LN, term loan 4.5% 10/30/19 (d)	24,875	25,062
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 4/5/18 (d)	12,642	12,800
NXP BV:
Tranche A 1LN, term loan 4.5% 3/4/17 (d)	77,173	78,716
Tranche C, term loan 4.75% 1/11/20 (d)	26,865	27,402
Rovi Corp. Tranche A, term loan 2.69% 2/7/16 (d)	5,107	5,082
Sensata Technologies BV Tranche B, term loan 3.75% 5/12/18 (d)	16,230	16,433
Sophia L.P. Tranche B, term loan 4.5% 7/19/18 (d)	13,502	13,637
Spansion, Inc. Tranche B, term loan 5.25% 12/13/18 (d)	7,938	7,998
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9448% 2/28/17 (d)	34,878	35,140
Tranche D, term loan 4.5% 12/17/19 (d)	17,079	17,378
Tranche E, term loan 4% 3/8/20 (d)	62,843	63,707
Syniverse Holdings, Inc. Tranche B, term loan:
4% 4/23/19 (d)	20,000	20,075
5% 4/23/19 (d)	9,900	9,925
		1,037,447
Telecommunications - 5.6%
Alcatel-Lucent USA, Inc.:
Tranche B, term loan 6.25% 8/1/16 (d)	2,135	2,151
Tranche C, term loan 7.25% 1/30/19 (d)	31,695	31,973
Altice Financing SA Tranche B, term loan 3.5434% 6/24/19 (d)(f)	119,000	116,620
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Consolidated Communications, Inc. Tranche B 3LN, term loan 5.25% 12/31/18 (d)	$ 6,965	$ 7,052
Cricket Communications, Inc.:
Tranche B, term loan 4.75% 10/10/19 (d)	2,985	3,004
Tranche C, term loan 4.75% 3/8/20 (d)	20,500	20,628
Crown Castle Operating Co. Tranche B, term loan 3.25% 1/31/19 (d)	67,649	67,649
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.8125% 3/31/17 (d)	12,000	11,970
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (d)	14,573	14,701
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (d)	18,461	18,369
Genesys Telecom Holdings U.S., Inc. Tranche B, term loan 4% 2/8/20 (d)	14,963	14,963
Go Daddy Operating Co., LLC Tranche B, term loan 4.25% 12/17/18 (d)	9,500	9,500
Integra Telecom Holdings, Inc. Tranche B, term loan 5.25% 2/22/19 (d)	12,968	13,097
Intelsat Jackson Holdings SA Tranche B, term loan 4.25% 4/2/18 (d)	177,484	178,602
Level 3 Financing, Inc.:
Tranche B 2LN, term loan 4.75% 8/1/19 (d)	17,000	17,128
Tranche B, term loan:
4.75% 2/1/16 (d)	34,700	34,787
5.25% 8/1/19 (d)	10,000	10,050
LTS Buyer LLC:
Tranche 1LN, term loan 4.5% 4/11/20 (d)	33,700	33,911
Tranche 2LN, term loan 8% 4/11/21 (d)	6,115	6,237
Riverbed Technology, Inc. Tranche B, term loan 4% 12/18/19 (d)	11,869	11,899
SBA Senior Finance II, LLC term loan 3.75% 9/28/19 (d)	5,992	6,037
Telesat Holding, Inc. Tranche B, term loan 3.5% 3/28/19 (d)	69,825	70,174
tw telecom, Inc. Tranche B, term loan 2.69% 4/17/20 (d)	14,590	14,663
Vodafone Americas Finance 2, Inc. term loan 6.875% 8/11/15	44,301	44,301
Windstream Corp.:
Tranche B 3LN, term loan 4% 8/8/19 (d)	6,880	6,932
Tranche B 4LN, term loan 3.5% 1/23/20 (d)	34,825	34,956
		801,354
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Textiles & Apparel - 0.6%
Party City Holdings, Inc. Tranche B, term loan 4.25% 7/27/19 (d)	$ 21,375	$ 21,402
Phillips-Van Heusen Corp. Tranche B, term loan 3.25% 2/13/20 (d)	62,716	63,186
		84,588
TOTAL FLOATING RATE LOANS (Cost $11,737,280)		11,828,423
Nonconvertible Bonds - 8.7%

Air Transportation - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (c)	5,000	5,024
Continental Airlines, Inc.:
6.125% 4/29/18 (c)	3,000	3,045
9.25% 5/10/17	2,003	2,214
		10,283
Automotive - 0.8%
Delphi Corp.:
5% 2/15/23	10,000	10,400
5.875% 5/15/19	18,610	19,773
Ford Motor Credit Co. LLC 1.5251% 5/9/16 (d)	40,000	40,087
General Motors Acceptance Corp. 2.4747% 12/1/14 (d)	40,000	40,150
General Motors Financial Co., Inc. 4.75% 8/15/17 (c)	4,000	4,195
Lear Corp. 4.75% 1/15/23 (c)	5,000	4,900
		119,505
Banks & Thrifts - 1.5%
Ally Financial, Inc.:
2.9462% 7/18/16 (d)	75,000	75,552
3.125% 1/15/16	4,000	4,010
3.475% 2/11/14 (d)	52,000	52,448
4.625% 6/26/15	4,000	4,131
Bank of America Corp.:
1.0926% 3/22/16 (d)	5,000	4,996
1.685% 1/30/14 (d)	3,250	3,268
GMAC LLC 2.4747% 12/1/14 (d)	70,187	70,416
		214,821
Broadcasting - 0.2%
AMC Networks, Inc. 4.75% 12/15/22	6,600	6,402
Clear Channel Communications, Inc. 9% 12/15/19	8,677	8,655
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
Sirius XM Radio, Inc. 5.25% 8/15/22 (c)	$ 5,000	$ 4,838
Starz LLC/Starz Finance Corp. 5% 9/15/19	9,000	9,068
Univision Communications, Inc. 6.75% 9/15/22 (c)	6,000	6,450
		35,413
Building Materials - 0.2%
HD Supply, Inc. 7.5% 7/15/20 (c)	15,000	15,900
Nortek, Inc. 8.5% 4/15/21 (c)	5,000	5,363
		21,263
Cable TV - 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	17,065	15,614
5.25% 3/15/21 (c)	13,070	12,547
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (c)	10,815	11,166
Lynx I Corp. 5.375% 4/15/21 (c)	5,000	5,063
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (c)	7,000	6,843
Virgin Media Finance PLC 4.875% 2/15/22	2,000	1,845
		53,078
Capital Goods - 0.0%
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (c)	3,000	3,113
Chemicals - 0.1%
Celanese U.S. Holdings LLC 4.625% 11/15/22	11,520	11,146
Nufarm Australia Ltd. 6.375% 10/15/19 (c)	5,000	5,013
		16,159
Consumer Products - 0.1%
Libbey Glass, Inc. 6.875% 5/15/20	3,606	3,858
Spectrum Brands Escrow Corp. 6.375% 11/15/20 (c)	3,070	3,262
Spectrum Brands Holdings, Inc. 9.5% 6/15/18	4,000	4,410
		11,530
Containers - 0.6%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (c)	5,439	5,793
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.875% 11/15/22 (c)	2,490	2,422
7.375% 10/15/17 (c)	10,736	11,420
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Containers - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	$ 58,325	$ 59,346
7.125% 4/15/19	5,000	5,338
		84,319
Diversified Financial Services - 1.0%
CIT Group, Inc.:
4.75% 2/15/15 (c)	14,000	14,455
5% 5/15/17	7,000	7,385
5.25% 4/1/14 (c)	45,000	45,900
Citigroup, Inc. 1.2259% 7/25/16 (d)	10,000	10,029
International Lease Finance Corp.:
2.2238% 6/15/16 (d)	29,485	29,190
3.875% 4/15/18	7,000	6,816
4.875% 4/1/15	4,000	4,120
5.625% 9/20/13	12,000	12,030
6.25% 5/15/19	10,000	10,550
SLM Corp. 4.625% 9/25/17	2,000	2,010
		142,485
Diversified Media - 0.1%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	5,130	5,310
6.5% 11/15/22	13,870	14,494
		19,804
Electric Utilities - 0.6%
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	5,000	5,413
10% 12/1/20 (c)	54,320	58,666
12.25% 3/1/22 (c)	11,000	12,238
NRG Energy, Inc. 6.625% 3/15/23	4,000	4,100
		80,417
Energy - 0.3%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	7,000	6,650
Antero Resources Finance Corp. 6% 12/1/20	995	1,000
Atlas Pipeline Escrow LLC 6.625% 10/1/20 (c)	3,000	3,060
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
5.875% 8/1/23 (c)	3,000	2,865
6.625% 10/1/20 (c)	2,645	2,698
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Continental Resources, Inc. 7.125% 4/1/21	$ 2,000	$ 2,230
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (c)	5,000	5,088
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (c)	4,000	4,010
Oil States International, Inc. 5.125% 1/15/23 (c)	5,000	5,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	4,492	4,762
Western Refining, Inc. 6.25% 4/1/21	5,305	5,225
		43,088
Entertainment/Film - 0.0%
Cinemark U.S.A., Inc. 5.125% 12/15/22	3,185	3,070
Regal Entertainment Group 5.75% 2/1/25	3,090	2,966
		6,036
Environmental - 0.0%
Clean Harbors, Inc. 5.25% 8/1/20	4,000	4,100
Food & Drug Retail - 0.0%
ESAL GmbH 6.25% 2/5/23 (c)	4,000	3,670
Gaming - 0.1%
Ameristar Casinos, Inc. 7.5% 4/15/21	3,000	3,203
MCE Finance Ltd. 5% 2/15/21 (c)	10,000	9,550
		12,753
Healthcare - 0.2%
Community Health Systems, Inc. 5.125% 8/15/18	10,755	10,970
DaVita, Inc. 5.75% 8/15/22	8,235	8,348
Health Management Associates, Inc. 7.375% 1/15/20	3,420	3,873
Tenet Healthcare Corp. 4.75% 6/1/20	8,680	8,333
		31,524
Homebuilders/Real Estate - 0.2%
CB Richard Ellis Services, Inc. 5% 3/15/23	17,990	17,270
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23 (c)	4,000	4,000
		21,270
Leisure - 0.0%
Six Flags Entertainment Corp. 5.25% 1/15/21 (c)	4,000	3,910
Metals/Mining - 0.3%
CONSOL Energy, Inc. 8% 4/1/17	6,475	6,904
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (c)	24,705	25,261
New Gold, Inc. 6.25% 11/15/22 (c)	4,415	4,194
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - continued
Peabody Energy Corp. 6% 11/15/18	$ 5,000	$ 5,113
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (c)	2,270	2,349
		43,821
Paper - 0.1%
Boise Cascade Co. 6.375% 11/1/20	3,000	3,101
P.H. Glatfelter Co. 5.375% 10/15/20	4,585	4,505
		7,606
Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.7751% 5/15/14 (d)	11,276	11,276
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind	3,000	3,255
		14,531
Steel - 0.0%
Severstal Columbus LLC 10.25% 2/15/18	3,005	3,185
Super Retail - 0.1%
Netflix, Inc. 5.375% 2/1/21 (c)	4,000	4,040
Sally Holdings LLC 5.75% 6/1/22	3,000	3,120
		7,160
Technology - 0.6%
Brocade Communications Systems, Inc. 4.625% 1/15/23 (c)	7,235	6,801
First Data Corp. 6.75% 11/1/20 (c)	39,130	40,842
Flextronics International Ltd. 4.625% 2/15/20 (c)	4,000	3,980
IAC/InterActiveCorp 4.75% 12/15/22	5,000	4,725
NCR Corp. 5% 7/15/22	4,000	3,870
NXP BV/NXP Funding LLC:
5.75% 2/15/21 (c)	14,760	15,166
5.75% 3/15/23 (c)	5,000	5,050
		80,434
Telecommunications - 1.0%
Altice Financing SA 7.875% 12/15/19 (c)	4,000	4,260
DigitalGlobe, Inc. 5.25% 2/1/21 (c)	3,905	3,690
Intelsat Jackson Holdings SA 6.625% 12/15/22 (c)	20,000	20,450
iPCS, Inc. 3.5241% 5/1/14 pay-in-kind (d)	69,150	69,150
Sprint Capital Corp.:
6.875% 11/15/28	4,000	3,680
6.9% 5/1/19	5,000	5,288
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Sprint Nextel Corp.:
6% 11/15/22	$ 30,000	$ 28,875
9% 11/15/18 (c)	3,000	3,555
Telesat Canada/Telesat LLC 6% 5/15/17 (c)	3,000	3,060
		142,008
TOTAL NONCONVERTIBLE BONDS (Cost $1,218,589)		1,237,286
Common Stocks - 0.2%
	Shares
Broadcasting - 0.1%
Cumulus Media, Inc. Class A (a)	229,315	981
ION Media Networks, Inc. (a)	2,842	1,854
		2,835
Chemicals - 0.1%
LyondellBasell Industries NV Class A	245,943	16,899
Diversified Financial Services - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	551
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	415
Entertainment/Film - 0.0%
Metro-Goldwyn-Mayer, Inc. (a)	71,585	2,483
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A	48,650	1,898
Paper - 0.0%
White Birch Cayman Holdings Ltd.	12,570	0
Publishing/Printing - 0.0%
HMH Holdings, Inc. warrants 6/22/19 (a)(g)	13,699	21
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	34,287	300
TOTAL COMMON STOCKS (Cost $17,059)		25,402
Other - 0.0%

Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,888,944	0
Money Market Funds - 13.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b) (Cost $1,891,968)	1,891,968,483	$ 1,891,968
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $14,864,896)		14,983,079
NET OTHER ASSETS (LIABILITIES) - (5.4)%		(773,234)
NET ASSETS - 100%		$ 14,209,845
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $434,665,000 or 3.1% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $60,009,000 and $59,305,000, respectively. The coupon rate will be determined at time of settlement.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 26
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,873
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,237	$ 981	$ -	$ 6,256
Financials	551	-	-	551
Materials	16,899	16,899	-	-
Telecommunication Services	300	300	-	-
Utilities	415	415	-	-
Floating Rate Loans	11,828,423	-	11,679,938	148,485
Corporate Bonds	1,237,286	-	1,237,286	-
Other	-	-	-	-
Money Market Funds	1,891,968	1,891,968	-	-
Total Investments in Securities:	$ 14,983,079	$ 1,910,563	$ 12,917,224	$ 155,292
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 6,550
Net Realized Gain (Loss) on Investment Securities	17
Net Unrealized Gain (Loss) on Investment Securities	(96)
Cost of Purchases	95,700
Proceeds of Sales	(721)
Amortization/Accretion	76
Transfers into Level 3	53,926
Transfers out of Level 3	(160)
Ending Balance	$ 155,292
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2013	$ (96)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $14,820,497,000. Net unrealized appreciation aggregated $162,582,000, of which $203,995,000 related to appreciated investment securities and $41,413,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Floating Rate
High Income Fund

(A Class of Fidelity Advisor®
Floating Rate High Income Fund)

July 31, 2013

1.804976.109

FHI-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (e) - 83.2%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.3%
Aeroflex, Inc. Tranche B, term loan 4.5% 11/9/19 (d)	$ 4,796	$ 4,820
Sequa Corp. Tranche B, term loan 5.25% 6/19/17 (d)	3	3
Silver II US Holdings LLC Tranche B, term loan 4% 12/13/19 (d)	21,890	21,863
Spirit Aerosystems, Inc. Tranche B, term loan 3.75% 4/18/19 (d)	7,885	7,944
TransDigm, Inc.:
Tranche B, term loan 3.5% 2/14/17 (d)	17,910	18,179
Tranche C, term loan 3.75% 2/28/20 (d)	133,704	134,205
		187,014
Air Transportation - 0.3%
Delta Air Lines, Inc. Tranche B 1LN, term loan 4% 10/18/18 (d)	13,980	14,050
Northwest Airlines Corp. Tranche B, term loan 3.78% 12/22/13 (d)	1,776	1,745
U.S. Airways, Inc. Tranche B 2LN, term loan 3.5% 11/21/16 (d)	25,000	25,063
		40,858
Automotive - 2.3%
Affinia Group, Inc.:
Tranche B 1LN, term loan 3.5% 4/11/16 (d)	6,385	6,497
Tranche B 2LN, term loan 4.75% 4/11/20 (d)	14,395	14,485
Allison Transmission, Inc.:
Tranche B 2LN, term loan 3.2% 8/7/17 (d)	37,626	37,908
Tranche B 3LN, term loan 4.25% 8/23/19 (d)	15,798	15,916
Chrysler Group LLC Tranche B, term loan 4.25% 5/24/17 (d)	102,116	103,648
Federal-Mogul Corp.:
Tranche B, term loan 2.1369% 12/27/14 (d)	34,991	34,466
Tranche C, term loan 2.1375% 12/27/15 (d)	17,853	17,585
Schaeffler AG Tranche C, term loan 4.25% 1/27/17 (d)	41,000	41,410
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 4.75% 4/30/19 (d)	37,000	37,370
Tower Automotive Holdings USA LLC Tranche B, term loan 4.75% 4/23/20 (d)	24,938	25,078
		334,363
Broadcasting - 3.0%
Clear Channel Capital I LLC Tranche B, term loan 3.8454% 1/29/16 (d)	28,957	27,075
Cumulus Media Holdings, Inc. Tranche 1LN, term loan 4.5% 9/16/18 (d)	9,950	10,050
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
Media Holdco, LP Tranche B, term loan 7.25% 7/23/18 (d)	$ 4,975	$ 5,000
NEP/NCP Holdco, Inc.:
Tranche 2LN, term loan 9.5% 7/22/20 (d)	2,857	2,929
Tranche B, term loan 4.75% 2/13/20 (d)	11,940	12,044
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Tranche B, term loan 4.25% 12/3/19 (d)	2,494	2,519
Nielsen Finance LLC Tranche E, term loan 2.9448% 5/1/16 (d)	170,902	171,757
Nine Entertainment (DELAWARE) Tranche B, term loan 3.5% 2/5/20 (d)	11,970	11,955
Raycom Media, Inc. Tranche B, term loan 4.25% 5/31/17 (d)	4,900	4,925
TWCC Holding Corp. term loan 3.5% 2/11/17 (d)	58,081	58,735
Univision Communications, Inc.:
term loan 4.5% 3/1/20 (d)	85,486	85,913
Tranche 1LN, term loan 4.5% 3/1/20 (d)	28,906	29,051
Tranche C 3LN, term loan 4% 5/23/20 (d)	9,975	9,950
		431,903
Building Materials - 1.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 3/27/20 (d)	35,084	35,084
Armstrong World Industries, Inc. Tranche B, term loan 3.5% 3/15/20 (d)	28,928	29,110
HD Supply, Inc. Tranche B 1LN, term loan 4.5% 10/12/17 (d)	26,742	26,943
Milacron LLC Tranche B, term loan 4.25% 3/28/20 (d)	2,993	3,007
Pinafore LLC Tranche B 2LN, term loan 3.75% 9/21/16 (d)	43,047	43,531
		137,675
Cable TV - 4.7%
Atlantic Broad Tranche B, term loan 3.25% 11/30/19 (d)	18,581	18,581
Bragg Communications, Inc. Tranche B, term loan 3.5% 2/28/18 (d)	10,369	10,408
CCO Holdings, LLC Tranche 3LN, term loan 2.6864% 9/6/14 (d)	69,097	69,097
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (d)	127,692	128,650
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (d)	44,320	44,098
Tranche F, term loan 3% 1/3/21 (d)	95,425	94,948
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
CSC Holdings LLC Tranche B, term loan 2.6864% 4/17/20 (d)	$ 134,334	$ 133,327
Kabel Deutschland GmbH Tranche F, term loan 3.25% 2/1/19 (d)	8,000	7,990
Mediacom Broadband LLC Tranche H, term loan 3.25% 1/23/21 (d)	16,500	16,397
Mediacom LLC Tranche E, term loan 4.5% 10/23/17 (d)	2,881	2,866
RCN Telecom Services, LLC Tranche B, term loan 5.25% 3/1/20 (d)	6,870	6,915
UPC Broadband Holding BV:
Tranche AF, term loan 4% 1/31/21 (d)	16,000	16,060
Tranche AH, term loan 3.25% 6/30/21 (d)	34,000	33,958
Virgin Media Finance PLC Tranche B, term loan 3.5% 6/7/20 (d)	45,000	44,944
WideOpenWest Finance LLC Tranche B, term loan 4.75% 4/1/19 (d)	32,918	33,206
Zayo Group LLC Tranche B, term loan 4.5% 7/2/19 (d)	3,980	4,010
		665,455
Capital Goods - 0.7%
Alliance Laundry Systems LLC Tranche B, term loan 4.5% 12/10/18 (d)	2,810	2,821
Apex Tool Group, LLC Tranche B, term loan 4.5% 2/1/20 (d)	15,960	16,100
Doncasters PLC:
Tranche B 1LN, term loan 5.5% 4/9/20 (d)	19,950	20,100
Tranche B 2LN, term loan 9.5% 10/9/20 (d)	8,000	7,940
Husky Intermediate, Inc. Tranche B, term loan 4.25% 6/30/18 (d)	4,000	4,015
Rexnord LLC Tranche B, term loan 3.75% 4/1/18 (d)	13,341	13,341
SRAM LLC. Tranche B, term loan 4.0219% 4/4/20 (d)	36,083	35,992
		100,309
Chemicals - 2.8%
Arizona Chemical Tranche B, term loan 5.25% 12/22/17 (d)	2,779	2,831
Ascend Performance Materials Operation LLC Tranche B, term loan 6.75% 4/10/18 (d)	3,950	3,970
Celanese Holdings LLC:
Revolving Credit-Linked Deposit 1.6905% 4/2/14 (d)	45,422	45,422
Tranche C, term loan 3.0231% 10/31/16 (d)	21,983	22,203
Chemtura Corp. term loan 5.5% 8/27/16 (d)	21,187	21,346
Cyanco Intermediate Corp. Tranche B, term loan 5.5% 5/1/20 (d)	39,700	39,750
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Chemicals - continued
Eagle Spinco, Inc. Tranche B, term loan 3.5% 1/28/17 (d)	$ 8,401	$ 8,464
Edwards Ltd. Tranche B, term loan 4.75% 3/22/20 (d)	9,215	9,250
Emerald Performance Materials, LLC Tranche B, term loan 6.75% 5/11/18 (d)	2,970	2,977
Huntsman International LLC Tranche B, term loan 2.7289% 4/19/17 (d)	13,900	13,970
INEOS U.S. Finance LLC:
term loan 2.1864% 4/27/15 (d)	6,927	6,961
Tranche B, term loan 4% 5/4/18 (d)	67,239	67,239
MacDermid, Inc. Tranche B 1LN, term loan 4% 6/7/20 (d)	39,847	40,046
Millennium America/Millennium Inorganic Chemicals Ltd. Tranche 2LN, term loan 6.0256% 11/18/14 (d)	1,996	2,008
OMNOVA Solutions, Inc. Tranche B 1LN, term loan 4.25% 5/31/17 (d)	2,992	3,015
Rockwood Specialties Group, Inc. Tranche B, term loan 3.75% 2/10/18 (d)	14,725	14,762
Royal Adhesives & Sealants LLC Tranche B 1LN, term loan 5.5% 7/26/18 (d)	15,805	15,904
Taminco Global Chemical Corp. Tranche B 2LN, term loan 4.25% 2/15/19 (d)	6,779	6,813
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (d)	20,000	20,200
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4.75% 2/1/20 (d)	54,863	55,548
		402,679
Consumer Products - 1.1%
Jarden Corp.:
Tranche A 1LN, term loan 2.1864% 3/31/16 (d)	4,975	4,987
Tranche B, term loan 2.6864% 3/31/18 (d)	28,776	29,064
NBTY, Inc. Tranche B 2LN, term loan 3.5% 10/1/17 (d)	14,179	14,321
Prestige Brands, Inc. Tranche B, term loan 3.75% 1/31/19 (d)	19,729	19,951
Revlon Consumer Products Corp. Tranche B, term loan 4% 11/19/17 (d)	13,500	13,618
Spectrum Brands Holdings, Inc. Tranche B, term loan 4.5104% 11/1/19 (d)	10,786	10,894
Sun Products Corp. Tranche B, term loan 5.5% 3/23/20 (d)	15,325	15,325
Tempur-Pedic International, Inc. Tranche B, term loan 3.5% 3/18/20 (d)	19,405	19,356
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (d)	29,143	29,070
		156,586
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Containers - 2.0%
Berlin Packaging,LLC:
Tranche 1LN, term loan 4.75% 3/28/19 (d)	$ 11,570	$ 11,672
Tranche 2LN, term loan 8.75% 3/28/20 (d)	3,855	3,894
Berry Plastics Group, Inc. term loan 3.5% 2/8/20 (d)	110,940	110,801
Berry Plastics Holding Corp. Tranche C, term loan 2.1864% 4/3/15 (d)	4,701	4,701
BWAY Holding Co. Tranche B, term loan 4.5% 8/31/17 (d)	15,263	15,397
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (d)	10,918	11,027
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.75% 9/28/18 (d)	98,258	99,240
Sealed Air Corp. Tranche B, term loan 4% 10/3/18 (d)	20,387	20,667
Tricorbraun, Inc. Tranche B, term loan 4% 4/30/18 (d)	3,960	3,960
		281,359
Diversified Financial Services - 2.2%
AlixPartners LLP Tranche B2 1LN, term loan 5% 7/10/20 (d)	20,000	20,250
Clipper Acquisitons Corp. Tranche B, term loan 4% 2/6/20 (d)	2,985	3,015
Duff & Phelps Corp. Tranche B, term loan 4.5% 3/14/20 (d)	3,000	3,023
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (d)	14,920	14,995
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/18 (d)	15,497	15,691
Flying Fortress, Inc. term loan 3.5% 6/30/17 (d)	97,833	97,716
HarbourVest Partners LLC Tranche B, term loan 4.75% 11/21/17 (d)	4,276	4,297
Home Loan Servicing Solutions Ltd. Tranche B, term loan 4.5% 6/27/20 (d)	14,750	14,861
Klockner Pentaplast SA Tranche B 1LN, term loan 5.75% 12/21/16 (d)	3,585	3,603
LPL Holdings, Inc. Tranche B, term loan 3.25% 3/29/19 (d)	28,105	28,071
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 1/23/18 (d)	30,848	31,388
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 5% 10/1/19 (d)	20,388	20,438
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - continued
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (d)	$ 22,943	$ 23,115
TransUnion LLC Tranche B, term loan 4.25% 2/10/19 (d)	27,747	28,024
		308,487
Diversified Media - 0.6%
Advanstar Communications, Inc. Tranche B 1LN, term loan 5.5% 4/29/19 (d)	8,479	8,383
Media General, Inc. Tranche B. term loan 0.5% 7/31/20 (d)(f)	24,790	24,790
WMG Acquisition Corp.:
term loan 3.75% 7/1/20 (d)	15,480	15,480
Tranche DD, term loan 3.75% 7/1/20 (d)	30,512	30,512
		79,165
Electric Utilities - 6.5%
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (d)	74,765	74,485
Tranche B 2LN, term loan 3.25% 1/31/22 (d)	54,735	54,530
Calpine Corp.:
Tranche B 2LN, term loan 4% 4/1/18 (d)	11,805	11,879
Tranche B 3LN, term loan 4% 10/9/19 (d)	29,787	29,974
Tranche B, term loan 4% 4/1/18 (d)	119,289	120,035
Covanta Energy Corp. Tranche B, term loan 3.5% 3/28/19 (d)	15,825	15,943
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (d)	25,960	26,025
EquiPower Resources Holdings LLC:
Tranche 2LN, term loan 10% 6/21/19 (d)	795	815
Tranche B 1LN, term loan 5.5% 12/21/18 (d)	23,843	24,022
Tranche C, term loan 4.5% 12/21/19 (d)	25,000	25,188
Essential Power LLC Tranche B, term loan 4.25% 8/8/19 (d)	7,778	7,875
InterGen NV Tranche B, term loan 5.5% 6/13/20 (d)	25,000	24,938
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (d)	88,440	88,997
NRG Energy, Inc. Tranche B, term loan 2.75% 7/1/18 (d)	99,336	99,211
NSG Holdings LLC Tranche B, term loan 4.75% 12/11/19 (d)	2,955	2,962
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (d)	62,936	63,565
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan:
3.7212% 10/10/14 (d)	$ 71,117	$ 50,582
4.7212% 10/10/17 (d)	124,252	87,132
The AES Corp. Tranche B, term loan 3.75% 6/1/18 (d)	74,810	75,745
Topaz Power Holdings, LLC Tranche B, term loan 5.25% 2/26/20 (d)	15,945	15,945
USIC Holdings, Inc. Tranche B, term loan 4.75% 7/26/20 (d)	16,500	16,583
Windsor Financing, LLC Tranche B, term loan 6.25% 12/5/17 (d)	2,911	2,984
		919,415
Energy - 2.1%
Alon USA Partners LP term loan 9.25% 11/26/18 (d)	8,844	9,154
Atlas Energy LP Tranche B, term loan 6.5% 7/22/19 (d)	8,110	8,191
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (d)	49,000	50,225
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (d)	16,200	16,322
EP Energy LLC term loan 4.5% 4/30/19 (d)	4,000	4,020
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (d)	63,500	63,421
GIM Channelview Cogeneration LLC Tranche B, term loan 4.25% 5/8/20 (d)	13,130	13,179
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (d)	2,912	2,927
MEG Energy Corp. Tranche B, term loan 3.75% 3/31/20 (d)	8,955	9,033
MRC Global, Inc. Tranche B, term loan 6% 11/9/19 (d)	26,798	26,965
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (d)	24,655	24,809
Panda Sherman Power, LLC term loan 9% 9/14/18 (d)	5,000	5,088
Panda Temple Power, LLC term loan 7.25% 4/3/19 (d)	11,000	11,096
Ruby Western Pipeline Holdings LLC Tranche B, term loan 3.5% 3/27/20 (d)	18,844	18,938
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (d)	15,000	15,170
Vantage Drilling Co. Tranche B, term loan:
5.75% 3/18/19 (d)	14,963	15,150
6.25% 10/25/17 (d)	4,500	4,551
		298,239
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Entertainment/Film - 0.7%
AMC Entertainment, Inc. Tranche B, term loan 3.5% 4/23/20 (d)	$ 24,950	$ 25,012
Cinemark U.S.A., Inc. Tranche B, term loan 3.2% 12/18/19 (d)	29,850	30,037
Digital Cinema Implementation Partners,LLC Tranche B, term loan 3.25% 5/17/21 (d)	48,700	48,883
EMI Music Publishing Ltd. Tranche B, term loan 4.25% 3/15/19 (d)	2,992	3,007
		106,939
Environmental - 0.4%
ADS Waste Holdings, Inc. Tranche B, term loan 4.25% 10/9/19 (d)	35,820	36,044
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (d)	14,925	15,037
Tomkins Air Distribution Tranche B 1LN, term loan 5.25% 11/9/18 (d)	3,980	4,005
		55,086
Food & Drug Retail - 1.9%
Albertson's LLC:
Tranche B 1LN, term loan 4.25% 3/21/16 (d)	17,765	17,943
Tranche B 2LN, term loan 4.75% 3/21/19 (d)	33,122	33,246
Ferrara Candy Co., Inc. Tranche B, term loan 7.5018% 6/18/18 (d)	8,125	8,105
GNC Corp. Tranche B, term loan 3.75% 3/2/18 (d)	50,717	51,098
Rite Aid Corp.:
Tranche 1LN, term loan 4% 2/21/20 (d)	48,379	48,621
Tranche 2 LN2, term loan 4.875% 6/21/21 (d)	25,210	25,336
Tranche 2LN, term loan 5.75% 8/21/20 (d)	13,590	14,032
Sprouts Farmers Market LLC Tranche B, term loan 4.5% 4/12/20 (d)	51,427	51,427
SUPERVALU, Inc. Tranche B, term loan 5% 3/21/19 (d)	14,951	15,081
		264,889
Food/Beverage/Tobacco - 3.9%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (d)	3,000	3,045
Arysta Lifescience Spc LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (d)	43,000	43,323
Tranche B 2LN, term loan 8.25% 11/30/20 (d)	10,000	10,063
Constellation Brands, Inc. Tranche B, term loan 2.75% 5/2/20 (d)	35,195	35,327
Del Monte Foods Co. Tranche B, term loan 4% 3/8/18 (d)	9,252	9,252
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - continued
Earthbound Holdings III LLC Tranche B, term loan 5.75% 12/21/16 (d)	$ 6,825	$ 6,842
H.J. Heinz Co.:
Tranche B 1LN, term loan 3.25% 6/7/19 (d)	25,000	25,094
Tranche B 2LN, term loan 3.5% 6/7/20 (d)	330,290	333,571
JBS USA LLC Tranche B, term loan 3.75% 5/25/18 (d)	21,890	21,890
Michael Foods, Inc. Tranche B, term loan 4.25% 2/25/18 (d)	18,918	19,132
OSI Restaurant Partners LLC Tranche B, term loan 3.5% 10/26/19 (d)	47,000	47,235
		554,774
Gaming - 2.4%
Affinity Gaming LLC Tranche B, term loan 5.5% 11/9/17 (d)	3,844	3,883
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (d)	26,114	26,147
Centaur Acquisition LLC Tranche 1LN, term loan 5.25% 2/20/19 (d)	4,988	4,981
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (d)	9,000	9,405
Harrah's Entertainment, Inc. Tranche B 4LN, term loan 9.5% 10/31/16 (d)	3,939	3,909
Las Vegas Sands Corp. term loan 2.69% 11/23/15 (d)	5,829	5,815
Las Vegas Sands LLC:
term loan 1.69% 5/23/14 (d)	6,087	6,087
Tranche B, term loan:
1.69% 5/23/14 (d)	29,807	29,807
2.69% 11/23/16 (d)	20,852	20,826
Tranche I, term loan 2.69% 11/23/16 (d)	4,191	4,186
MGM Mirage Tranche A, term loan 2.9364% 12/20/17 (d)	6,965	6,991
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (d)	86,332	86,332
Motor City Casino Tranche B, term loan 5% 3/1/17 (d)	4,547	4,599
Penn National Gaming, Inc. Tranche B, term loan 3.75% 7/14/18 (d)	32,610	32,691
Pinnacle Entertainment, Inc. Tranche B, term loan 4% 3/19/19 (d)	9,875	9,875
Scientific Games Corp. Tranche B, term loan 5/22/20 (d)	60,000	60,000
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Seminole Tribe of Florida Tranche B, term loan 3% 4/10/20 (d)	$ 14,453	$ 14,489
Station Casinos LLC Tranche B, term loan 5% 2/19/20 (d)	16,958	17,127
		347,150
Healthcare - 13.9%
Alere, Inc.:
Tranche B 2LN, term loan 4.25% 6/30/17 (d)	2,963	2,985
Tranche B, term loan 4.25% 6/30/17 (d)	995	1,003
Alkermes, Inc. term loan 3.5% 9/25/19 (d)	13,677	13,694
Apria Healthcare Group, Inc. Tranche B, term loan 6.75% 4/5/20 (d)	28,440	28,653
Bausch & Lomb, Inc.:
Tranche B, term loan 4% 5/18/19 (d)	72,712	72,712
Tranche DD, term loan 3.5256% 11/1/16 (d)	11,970	11,955
Biomet, Inc. term loan 3.9603% 7/25/17 (d)	33,695	33,864
BioScrip, Inc.:
Tranche B, term loan 6.5% 7/22/20 (d)	9,122	9,190
Tranche DD, term loan 7.5% 7/22/20 (d)	5,473	5,514
Carestream Health, Inc. Tranche B 1LN, term loan 5% 6/7/19 (d)	86,845	87,279
Community Health Systems, Inc. term loan 3.7728% 1/25/17 (d)	303,745	306,023
DaVita, Inc.:
Tranche A, term loan 2.94% 10/20/15 (d)	43,450	43,342
Tranche B 2LN, term loan 4% 8/21/19 (d)	76,615	76,998
Tranche B, term loan 4.5% 10/20/16 (d)	85,342	86,302
DJO Finance LLC Tranche B, term loan 4.75% 9/15/17 (d)	7,861	7,900
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (d)	39,840	38,545
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (d)	36,835	36,973
Endo Health Solutions, Inc. Tranche B, term loan 4% 6/17/18 (d)	4,931	4,919
Grifols, Inc. Tranche B, term loan 4.25% 6/1/17 (d)	39,246	39,638
HCA, Inc.:
Tranche A 4LN, term loan 2.6864% 2/2/16 (d)	294,207	294,207
Tranche B 4LN, term loan 2.9364% 5/1/18 (d)	36,050	36,187
Tranche B 5LN, term loan 3.0256% 3/31/17 (d)	171,750	172,179
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (d)	25,354	24,973
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Health Management Associates, Inc. Tranche B, term loan 3.5% 11/18/18 (d)	$ 43,198	$ 43,306
Hologic, Inc. Tranche B, term loan 4.5% 8/1/19 (d)	16,815	16,794
IASIS Healthcare LLC Tranche B 2LN, term loan 4.5% 5/3/18 (d)	34,825	35,044
Ikaria Acquisition, Inc. Tranche B 1LN, term loan 7.25% 7/3/18 (d)	29,980	30,280
IMS Health, Inc. Tranche B 1LN, term loan 3.75% 9/1/17 (d)	12,331	12,424
Jaguar Holding Co. II Tranche B, term loan 4.25% 12/5/18 (d)	13,791	13,894
LifePoint Hospitals, Inc. Tranche B, term loan 2.7% 7/24/17 (d)	14,925	15,000
MModal, Inc. Tranche B, term loan 7.5% 8/17/19 (d)	13,426	13,158
Par Pharmaceutical Companies, Inc. Tranche B 1LN, term loan 4.25% 9/28/19 (d)	8,933	8,977
Quintiles Transnational Corp.:
Tranche B 1LN, term loan 4.5% 6/8/18 (d)	4,872	4,872
Tranche B, term loan 4.5% 6/8/18 (d)	13,674	13,794
Rural/Metro Corp. Tranche B, term loan 5.75% 6/30/18 (d)	5,830	5,306
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 4.5% 6/29/18 (d)	6,935	6,952
Tranche 2LN, term loan 9% 6/29/19 (d)	3,000	3,004
Skilled Healthcare Group, Inc. term loan 6.7123% 4/9/16 (d)	7,906	7,926
Team Health, Inc. Tranche B, term loan 3.75% 6/29/18 (d)	6,860	6,860
United Surgical Partners International, Inc. term loan 4.75% 4/3/19 (d)	3,982	4,002
Universal Health Services, Inc. Tranche A, term loan 2.024% 11/15/15 (d)	10,809	10,755
Valeant Pharmaceuticals International:
Tranche BC 1LN, term loan 3.5% 12/11/19 (d)	30,845	31,153
Tranche BD 1LN, term loan 3.5% 2/13/19 (d)	46,496	46,845
Tranche E, term loan 4.5% 8/5/20 (d)	166,170	168,455
Vanguard Health Holding Co. II LLC Tranche B, term loan 3.75% 1/29/16 (d)	26,813	26,781
VWR Funding, Inc. Tranche B, term loan 4.1864% 4/3/17 (d)	12,239	12,315
		1,972,932
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Homebuilders/Real Estate - 0.9%
Capital Automotive LP Tranche B, term loan 4% 4/10/19 (d)	$ 7,832	$ 7,891
CB Richard Ellis Services, Inc. Tranche B, term loan 2.9451% 3/28/21 (d)	20,157	20,207
RE/MAX LLC Tranche B, term loan 5.25% 7/29/20 (d)	7,000	7,018
Realogy Corp.:
Credit-Linked Deposit 3.1963% 10/10/13 (d)	3,178	3,178
Credit-Linked Deposit 4.4463% 10/10/16 (d)	3,350	3,350
Realogy Group LLC Tranche B, term loan 4.5% 3/5/20 (d)	81,795	82,613
		124,257
Hotels - 1.6%
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (d)	15,420	15,728
Tranche B 1LN, term loan 4.25% 6/27/20 (d)	35,070	35,465
Hilton Worldwide, Inc.:
term loan 4.442% 11/12/15 (d)	44,799	44,295
Tranche B, term loan 3.5645% 11/12/15 (d)	40,000	39,550
Tranche D, term loan 3.942% 11/12/15 (d)	20,000	19,775
Tranche G, term loan 4.692% 11/12/15 (d)	80,639	79,530
		234,343
Insurance - 0.5%
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (d)	53,730	53,666
CNO Financial Group, Inc.:
Tranche B 1LN, term loan 3% 9/28/16 (d)	5,100	5,094
Tranche B 2LN, term loan 3.75% 9/28/18 (d)	16,861	16,882
		75,642
Leisure - 0.6%
Cedar Fair LP Tranche B, term loan 3.25% 3/6/20 (d)	9,342	9,435
ClubCorp Club Operations, Inc. Tranche B, term loan 4.25% 7/24/20 (d)	8,912	9,001
FGI Operating Co., LLC term loan 5.5% 4/19/19 (d)	3,962	3,972
SeaWorld Parks & Entertainment, Inc. Tranche B 2LN, term loan 3% 5/13/20 (d)	35,000	34,871
Seminole Hard Rock Entertainment, Inc. Tranche B, term loan 3.5% 5/14/20 (d)	9,685	9,698
Six Flags, Inc. Tranche B, term loan 4.0006% 12/20/18 (d)	14,819	14,930
		81,907
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - 3.6%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/31/20 (d)	$ 34,913	$ 34,127
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (d)	6,965	6,978
Tranche B 2LN, term loan 8.75% 1/25/21 (d)	3,000	3,030
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (d)	37,262	36,797
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (d)	1,323	1,337
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (d)	188,628	189,807
Murray Energy Corp. Tranche B, term loan 4.75% 5/17/19 (d)	4,500	4,539
Novelis, Inc. Tranche B, term loan 3.75% 3/10/17 (d)	65,498	65,910
Oxbow Carbon LLC:
Tranche 2LN, term loan 8% 1/19/20 (d)	20,000	20,200
Tranche B 1LN, term loan 4.25% 7/19/19 (d)	12,840	12,968
Pact Group (USA), Inc. Tranche B, term loan 3.75% 5/29/20 (d)	44,229	44,008
SunCoke Energy, Inc. Tranche B, term loan 4% 7/26/18 (d)	2,260	2,260
US Silica Co. Tranche B, term loan 4% 7/22/20 (d)	24,460	24,552
Walter Energy, Inc.:
Tranche A, term loan 4.7701% 4/1/16 (d)	12,225	11,797
Tranche B, term loan 6.75% 4/1/18 (d)	56,458	54,340
		512,650
Paper - 0.0%
Bear Island Paper Co. LLC Tranche B 2LN, term loan 12% 9/13/17	228	193
Publishing/Printing - 1.4%
Cenveo Corp. Tranche B, term loan 6.25% 4/5/20 (d)	9,332	9,390
Dex Media East LLC term loan 6% 10/24/14 (d)	6,849	5,359
Dex Media West LLC/Dex Media West Finance Co. term loan 8% 10/24/14 (d)	1,568	1,325
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (d)	21,890	21,945
Houghton Mifflin Harcourt Publishing Co. term loan 5.25% 5/22/18 (d)	20,012	19,962
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (d)	18,953	19,047
Newsday LLC Tranche A, term loan 3.6864% 10/12/16 (d)	14,769	14,751
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - continued
Quad/Graphics, Inc. Tranche B, term loan 4% 7/26/18 (d)	$ 11,132	$ 11,076
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 7/25/20 (d)	78,740	77,559
Tribune Co. term loan 4% 12/31/19 (d)	11,940	12,000
		192,414
Restaurants - 0.8%
Burger King Corp. Tranche B, term loan 3.75% 9/28/19 (d)	33,393	33,643
DineEquity, Inc. Tranche B 2LN, term loan 3.75% 10/19/17 (d)	6,500	6,581
Dunkin Brands, Inc. Tranche B 3LN, term loan 3.75% 2/14/20 (d)	52,240	52,240
Focus Brands, Inc. Trancher B 1LN, term loan 4.2689% 2/21/18 (d)	5,186	5,212
Landry's Restaurants, Inc. Tranche B, term loan 4.75% 4/24/18 (d)	9,852	9,936
NPC International, Inc. Tranche B, term loan 4.5% 12/28/18 (d)	4,963	4,988
		112,600
Services - 3.6%
Allied Security Holdings LLC Tranche B 1LN, term loan 5.25% 2/4/17 (d)	7,331	7,350
ARAMARK Corp.:
Credit-Linked Deposit 2.0732% 1/26/14 (d)	2,528	2,521
Credit-Linked Deposit 3.6963% 7/26/16 (d)	3,579	3,605
Tranche B, term loan:
3.7756% 7/26/16 (d)	54,415	54,823
4% 8/22/19 (d)	10,000	10,138
Tranche C, term loan 3.7756% 7/26/16 (d)	73,455	73,730
3.6968% 7/26/16 (d)	4,666	4,689
Avis Budget Group, Inc. Tranche B, term loan 3% 3/15/19 (d)	14,963	14,963
Brickman Group Holdings, Inc. Tranche B 2LN, term loan 3.2728% 10/14/16 (d)	1,765	1,774
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4.0001% 1/30/20 (d)	23,502	23,590
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (d)	15,000	15,113
Hertz Corp.:
Tranche B 2LN, term loan 3% 3/11/18 (d)	58,133	58,278
Tranche B, term loan 3.75% 3/11/18 (d)	22,803	22,917
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
Interactive Data Corp. Tranche B 2LN, term loan 3.75% 2/11/18 (d)	$ 32,650	$ 32,692
KAR Auction Services, Inc. Tranche B, term loan 3.75% 5/8/17 (d)	36,951	37,320
Laureate Education, Inc. Tranche B, term loan 5.25% 6/16/18 (d)	37,690	37,737
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan 4.25% 6/7/18 (d)	15,000	15,057
ServiceMaster Co.:
term loan 4.25% 1/31/17 (d)	55,770	55,352
Tranche B2, term loan 4.45% 1/31/17 (d)	21,775	21,557
SymphonyIRI Group, Inc. Trance B, term loan 4.5% 12/1/17 (d)	12,934	13,016
The Geo Group, Inc. Tranche B, term loan 3.25% 4/1/20 (d)	5,985	6,022
		512,244
Shipping - 0.3%
Harvey Gulf International Tranche B, term loan 5.5% 6/18/20 (d)	25,000	25,345
Swift Transportation Co. LLC Tranche B 2LN, term loan 4% 12/21/17 (d)	18,000	18,045
		43,390
Steel - 0.0%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (d)	2,955	2,984
Super Retail - 2.6%
Academy Ltd. Tranche B, term loan 4.5% 8/3/18 (d)	31,145	31,378
Bass Pro Group LLC Tranche B, term loan 4% 11/20/19 (d)	18,570	18,709
BJ's Wholesale Club, Inc.:
Tranche 1LN, term loan 4.25% 9/26/19 (d)	42,189	42,452
Tranche 2LN, term loan 9.75% 3/26/20 (d)	11,000	11,220
Harbor Freight Tools USA, Inc. Tranche B, term loan 4.75% 7/26/19 (d)	11,675	11,792
J. Crew Group, Inc. Tranche B 1LN, term loan 4% 3/7/18 (d)	47,841	48,142
JC Penney Corp., Inc. Tranche B, term loan 6% 5/21/18 (d)	49,750	49,439
Michaels Stores, Inc. Tranche B, term loan 3.75% 1/28/20 (d)	23,002	23,089
Neiman Marcus Group, Inc. Tranche B, term loan 4% 5/16/18 (d)	18,000	18,068
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Super Retail - continued
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (d)	$ 40,670	$ 40,975
Pilot Travel Centers LLC:
Tranche B 2LN, term loan 4.25% 8/7/19 (d)	22,792	22,792
Tranche B, term loan 3.75% 3/30/18 (d)	1,928	1,921
Serta Simmons Holdings, LLC Tranche B, term loan 5% 10/1/19 (d)	12,935	13,016
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (d)	7,839	7,839
Toys 'R' Us, Inc. Tranche B2, term loan 5.25% 5/25/18 (d)	8,480	8,257
Wesco Distribution, Inc. Tranche B, term loan 4.5% 12/12/19 (d)	17,910	18,044
		367,133
Technology - 7.3%
Ancestry.com, Inc.:
Tranche B 2LN, term loan 4.25% 5/15/18 (d)	10,878	11,013
Tranche B, term loan 5.25% 12/28/18 (d)	26,563	26,895
Avaya, Inc.:
Tranche B 3LN, term loan 4.7728% 10/26/17 (d)	37,317	32,839
Tranche B 5LN, term loan 8% 3/31/18 (d)	10,937	10,239
Ceridian Corp. Tranche B, term loan 5.9415% 5/10/17 (d)	1,996	2,006
CompuCom Systems, Inc. Tranche B, term loan 4.25% 5/9/20 (d)	24,300	24,452
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan:
3.5% 4/29/20 (d)	39,900	39,850
3.5% 4/29/20 (d)	17,740	17,718
Dealer Computer Services, Inc. Tranche BA 2LN, term loan 2.1864% 4/21/16 (d)	15,781	15,781
Fibertech Networks, LLC Tranche B, term loan 4.5% 12/18/19 (d)	6,965	7,009
First Data Corp.:
term loan:
4.1905% 3/24/17 (d)	118,529	118,529
4.1905% 3/24/18 (d)	96,079	95,839
Tranche B, term loan 4.1905% 9/24/18 (d)	48,162	48,042
Flextronics International Ltd.:
Tranche B A1, term loan 2.4364% 10/1/14 (d)	127	127
Tranche B A2, term loan 2.4364% 10/1/14 (d)	196	196
Tranche B A3, term loan 2.4364% 10/1/14 (d)	229	229
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Flextronics International Ltd.: - continued
Tranche BA, term loan 2.4364% 10/1/14 (d)	$ 443	$ 443
Freescale Semiconductor, Inc.:
Tranche B 3LN, term loan 4.25% 12/1/16 (d)	10,973	11,041
Tranche B 4LN, term loan 5% 3/1/20 (d)	96,271	96,993
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (d)	52,485	52,485
Genpact Ltd. Tranche B, term loan 4.2437% 8/30/19 (d)	13,930	14,017
Infor US, Inc. Tranche B 3LN, term loan 3.75% 6/3/20 (d)	24,800	24,708
ION Trading Technologies Ltd.:
Tranche 1LN, term loan 4.5% 5/22/20 (d)	42,540	42,646
Tranche 2LN, term loan 8.25% 5/22/21 (d)	10,954	10,995
Kronos, Inc. Tranche B 1LN, term loan 4.5% 10/30/19 (d)	24,875	25,062
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 4/5/18 (d)	12,642	12,800
NXP BV:
Tranche A 1LN, term loan 4.5% 3/4/17 (d)	77,173	78,716
Tranche C, term loan 4.75% 1/11/20 (d)	26,865	27,402
Rovi Corp. Tranche A, term loan 2.69% 2/7/16 (d)	5,107	5,082
Sensata Technologies BV Tranche B, term loan 3.75% 5/12/18 (d)	16,230	16,433
Sophia L.P. Tranche B, term loan 4.5% 7/19/18 (d)	13,502	13,637
Spansion, Inc. Tranche B, term loan 5.25% 12/13/18 (d)	7,938	7,998
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9448% 2/28/17 (d)	34,878	35,140
Tranche D, term loan 4.5% 12/17/19 (d)	17,079	17,378
Tranche E, term loan 4% 3/8/20 (d)	62,843	63,707
Syniverse Holdings, Inc. Tranche B, term loan:
4% 4/23/19 (d)	20,000	20,075
5% 4/23/19 (d)	9,900	9,925
		1,037,447
Telecommunications - 5.6%
Alcatel-Lucent USA, Inc.:
Tranche B, term loan 6.25% 8/1/16 (d)	2,135	2,151
Tranche C, term loan 7.25% 1/30/19 (d)	31,695	31,973
Altice Financing SA Tranche B, term loan 3.5434% 6/24/19 (d)(f)	119,000	116,620
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Consolidated Communications, Inc. Tranche B 3LN, term loan 5.25% 12/31/18 (d)	$ 6,965	$ 7,052
Cricket Communications, Inc.:
Tranche B, term loan 4.75% 10/10/19 (d)	2,985	3,004
Tranche C, term loan 4.75% 3/8/20 (d)	20,500	20,628
Crown Castle Operating Co. Tranche B, term loan 3.25% 1/31/19 (d)	67,649	67,649
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.8125% 3/31/17 (d)	12,000	11,970
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (d)	14,573	14,701
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (d)	18,461	18,369
Genesys Telecom Holdings U.S., Inc. Tranche B, term loan 4% 2/8/20 (d)	14,963	14,963
Go Daddy Operating Co., LLC Tranche B, term loan 4.25% 12/17/18 (d)	9,500	9,500
Integra Telecom Holdings, Inc. Tranche B, term loan 5.25% 2/22/19 (d)	12,968	13,097
Intelsat Jackson Holdings SA Tranche B, term loan 4.25% 4/2/18 (d)	177,484	178,602
Level 3 Financing, Inc.:
Tranche B 2LN, term loan 4.75% 8/1/19 (d)	17,000	17,128
Tranche B, term loan:
4.75% 2/1/16 (d)	34,700	34,787
5.25% 8/1/19 (d)	10,000	10,050
LTS Buyer LLC:
Tranche 1LN, term loan 4.5% 4/11/20 (d)	33,700	33,911
Tranche 2LN, term loan 8% 4/11/21 (d)	6,115	6,237
Riverbed Technology, Inc. Tranche B, term loan 4% 12/18/19 (d)	11,869	11,899
SBA Senior Finance II, LLC term loan 3.75% 9/28/19 (d)	5,992	6,037
Telesat Holding, Inc. Tranche B, term loan 3.5% 3/28/19 (d)	69,825	70,174
tw telecom, Inc. Tranche B, term loan 2.69% 4/17/20 (d)	14,590	14,663
Vodafone Americas Finance 2, Inc. term loan 6.875% 8/11/15	44,301	44,301
Windstream Corp.:
Tranche B 3LN, term loan 4% 8/8/19 (d)	6,880	6,932
Tranche B 4LN, term loan 3.5% 1/23/20 (d)	34,825	34,956
		801,354
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Textiles & Apparel - 0.6%
Party City Holdings, Inc. Tranche B, term loan 4.25% 7/27/19 (d)	$ 21,375	$ 21,402
Phillips-Van Heusen Corp. Tranche B, term loan 3.25% 2/13/20 (d)	62,716	63,186
		84,588
TOTAL FLOATING RATE LOANS (Cost $11,737,280)		11,828,423
Nonconvertible Bonds - 8.7%

Air Transportation - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (c)	5,000	5,024
Continental Airlines, Inc.:
6.125% 4/29/18 (c)	3,000	3,045
9.25% 5/10/17	2,003	2,214
		10,283
Automotive - 0.8%
Delphi Corp.:
5% 2/15/23	10,000	10,400
5.875% 5/15/19	18,610	19,773
Ford Motor Credit Co. LLC 1.5251% 5/9/16 (d)	40,000	40,087
General Motors Acceptance Corp. 2.4747% 12/1/14 (d)	40,000	40,150
General Motors Financial Co., Inc. 4.75% 8/15/17 (c)	4,000	4,195
Lear Corp. 4.75% 1/15/23 (c)	5,000	4,900
		119,505
Banks & Thrifts - 1.5%
Ally Financial, Inc.:
2.9462% 7/18/16 (d)	75,000	75,552
3.125% 1/15/16	4,000	4,010
3.475% 2/11/14 (d)	52,000	52,448
4.625% 6/26/15	4,000	4,131
Bank of America Corp.:
1.0926% 3/22/16 (d)	5,000	4,996
1.685% 1/30/14 (d)	3,250	3,268
GMAC LLC 2.4747% 12/1/14 (d)	70,187	70,416
		214,821
Broadcasting - 0.2%
AMC Networks, Inc. 4.75% 12/15/22	6,600	6,402
Clear Channel Communications, Inc. 9% 12/15/19	8,677	8,655
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
Sirius XM Radio, Inc. 5.25% 8/15/22 (c)	$ 5,000	$ 4,838
Starz LLC/Starz Finance Corp. 5% 9/15/19	9,000	9,068
Univision Communications, Inc. 6.75% 9/15/22 (c)	6,000	6,450
		35,413
Building Materials - 0.2%
HD Supply, Inc. 7.5% 7/15/20 (c)	15,000	15,900
Nortek, Inc. 8.5% 4/15/21 (c)	5,000	5,363
		21,263
Cable TV - 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	17,065	15,614
5.25% 3/15/21 (c)	13,070	12,547
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (c)	10,815	11,166
Lynx I Corp. 5.375% 4/15/21 (c)	5,000	5,063
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (c)	7,000	6,843
Virgin Media Finance PLC 4.875% 2/15/22	2,000	1,845
		53,078
Capital Goods - 0.0%
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (c)	3,000	3,113
Chemicals - 0.1%
Celanese U.S. Holdings LLC 4.625% 11/15/22	11,520	11,146
Nufarm Australia Ltd. 6.375% 10/15/19 (c)	5,000	5,013
		16,159
Consumer Products - 0.1%
Libbey Glass, Inc. 6.875% 5/15/20	3,606	3,858
Spectrum Brands Escrow Corp. 6.375% 11/15/20 (c)	3,070	3,262
Spectrum Brands Holdings, Inc. 9.5% 6/15/18	4,000	4,410
		11,530
Containers - 0.6%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (c)	5,439	5,793
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.875% 11/15/22 (c)	2,490	2,422
7.375% 10/15/17 (c)	10,736	11,420
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Containers - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	$ 58,325	$ 59,346
7.125% 4/15/19	5,000	5,338
		84,319
Diversified Financial Services - 1.0%
CIT Group, Inc.:
4.75% 2/15/15 (c)	14,000	14,455
5% 5/15/17	7,000	7,385
5.25% 4/1/14 (c)	45,000	45,900
Citigroup, Inc. 1.2259% 7/25/16 (d)	10,000	10,029
International Lease Finance Corp.:
2.2238% 6/15/16 (d)	29,485	29,190
3.875% 4/15/18	7,000	6,816
4.875% 4/1/15	4,000	4,120
5.625% 9/20/13	12,000	12,030
6.25% 5/15/19	10,000	10,550
SLM Corp. 4.625% 9/25/17	2,000	2,010
		142,485
Diversified Media - 0.1%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	5,130	5,310
6.5% 11/15/22	13,870	14,494
		19,804
Electric Utilities - 0.6%
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	5,000	5,413
10% 12/1/20 (c)	54,320	58,666
12.25% 3/1/22 (c)	11,000	12,238
NRG Energy, Inc. 6.625% 3/15/23	4,000	4,100
		80,417
Energy - 0.3%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	7,000	6,650
Antero Resources Finance Corp. 6% 12/1/20	995	1,000
Atlas Pipeline Escrow LLC 6.625% 10/1/20 (c)	3,000	3,060
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
5.875% 8/1/23 (c)	3,000	2,865
6.625% 10/1/20 (c)	2,645	2,698
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Continental Resources, Inc. 7.125% 4/1/21	$ 2,000	$ 2,230
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (c)	5,000	5,088
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (c)	4,000	4,010
Oil States International, Inc. 5.125% 1/15/23 (c)	5,000	5,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	4,492	4,762
Western Refining, Inc. 6.25% 4/1/21	5,305	5,225
		43,088
Entertainment/Film - 0.0%
Cinemark U.S.A., Inc. 5.125% 12/15/22	3,185	3,070
Regal Entertainment Group 5.75% 2/1/25	3,090	2,966
		6,036
Environmental - 0.0%
Clean Harbors, Inc. 5.25% 8/1/20	4,000	4,100
Food & Drug Retail - 0.0%
ESAL GmbH 6.25% 2/5/23 (c)	4,000	3,670
Gaming - 0.1%
Ameristar Casinos, Inc. 7.5% 4/15/21	3,000	3,203
MCE Finance Ltd. 5% 2/15/21 (c)	10,000	9,550
		12,753
Healthcare - 0.2%
Community Health Systems, Inc. 5.125% 8/15/18	10,755	10,970
DaVita, Inc. 5.75% 8/15/22	8,235	8,348
Health Management Associates, Inc. 7.375% 1/15/20	3,420	3,873
Tenet Healthcare Corp. 4.75% 6/1/20	8,680	8,333
		31,524
Homebuilders/Real Estate - 0.2%
CB Richard Ellis Services, Inc. 5% 3/15/23	17,990	17,270
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23 (c)	4,000	4,000
		21,270
Leisure - 0.0%
Six Flags Entertainment Corp. 5.25% 1/15/21 (c)	4,000	3,910
Metals/Mining - 0.3%
CONSOL Energy, Inc. 8% 4/1/17	6,475	6,904
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (c)	24,705	25,261
New Gold, Inc. 6.25% 11/15/22 (c)	4,415	4,194
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - continued
Peabody Energy Corp. 6% 11/15/18	$ 5,000	$ 5,113
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (c)	2,270	2,349
		43,821
Paper - 0.1%
Boise Cascade Co. 6.375% 11/1/20	3,000	3,101
P.H. Glatfelter Co. 5.375% 10/15/20	4,585	4,505
		7,606
Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.7751% 5/15/14 (d)	11,276	11,276
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind	3,000	3,255
		14,531
Steel - 0.0%
Severstal Columbus LLC 10.25% 2/15/18	3,005	3,185
Super Retail - 0.1%
Netflix, Inc. 5.375% 2/1/21 (c)	4,000	4,040
Sally Holdings LLC 5.75% 6/1/22	3,000	3,120
		7,160
Technology - 0.6%
Brocade Communications Systems, Inc. 4.625% 1/15/23 (c)	7,235	6,801
First Data Corp. 6.75% 11/1/20 (c)	39,130	40,842
Flextronics International Ltd. 4.625% 2/15/20 (c)	4,000	3,980
IAC/InterActiveCorp 4.75% 12/15/22	5,000	4,725
NCR Corp. 5% 7/15/22	4,000	3,870
NXP BV/NXP Funding LLC:
5.75% 2/15/21 (c)	14,760	15,166
5.75% 3/15/23 (c)	5,000	5,050
		80,434
Telecommunications - 1.0%
Altice Financing SA 7.875% 12/15/19 (c)	4,000	4,260
DigitalGlobe, Inc. 5.25% 2/1/21 (c)	3,905	3,690
Intelsat Jackson Holdings SA 6.625% 12/15/22 (c)	20,000	20,450
iPCS, Inc. 3.5241% 5/1/14 pay-in-kind (d)	69,150	69,150
Sprint Capital Corp.:
6.875% 11/15/28	4,000	3,680
6.9% 5/1/19	5,000	5,288
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Sprint Nextel Corp.:
6% 11/15/22	$ 30,000	$ 28,875
9% 11/15/18 (c)	3,000	3,555
Telesat Canada/Telesat LLC 6% 5/15/17 (c)	3,000	3,060
		142,008
TOTAL NONCONVERTIBLE BONDS (Cost $1,218,589)		1,237,286
Common Stocks - 0.2%
	Shares
Broadcasting - 0.1%
Cumulus Media, Inc. Class A (a)	229,315	981
ION Media Networks, Inc. (a)	2,842	1,854
		2,835
Chemicals - 0.1%
LyondellBasell Industries NV Class A	245,943	16,899
Diversified Financial Services - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	551
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	415
Entertainment/Film - 0.0%
Metro-Goldwyn-Mayer, Inc. (a)	71,585	2,483
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A	48,650	1,898
Paper - 0.0%
White Birch Cayman Holdings Ltd.	12,570	0
Publishing/Printing - 0.0%
HMH Holdings, Inc. warrants 6/22/19 (a)(g)	13,699	21
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	34,287	300
TOTAL COMMON STOCKS (Cost $17,059)		25,402
Other - 0.0%

Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,888,944	0
Money Market Funds - 13.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b) (Cost $1,891,968)	1,891,968,483	$ 1,891,968
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $14,864,896)		14,983,079
NET OTHER ASSETS (LIABILITIES) - (5.4)%		(773,234)
NET ASSETS - 100%		$ 14,209,845
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $434,665,000 or 3.1% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $60,009,000 and $59,305,000, respectively. The coupon rate will be determined at time of settlement.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 26
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,873
Other Information

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,237	$ 981	$ -	$ 6,256
Financials	551	-	-	551
Materials	16,899	16,899	-	-
Telecommunication Services	300	300	-	-
Utilities	415	415	-	-
Floating Rate Loans	11,828,423	-	11,679,938	148,485
Corporate Bonds	1,237,286	-	1,237,286	-
Other	-	-	-	-
Money Market Funds	1,891,968	1,891,968	-	-
Total Investments in Securities:	$ 14,983,079	$ 1,910,563	$ 12,917,224	$ 155,292
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 6,550
Net Realized Gain (Loss) on Investment Securities	17
Net Unrealized Gain (Loss) on Investment Securities	(96)
Cost of Purchases	95,700
Proceeds of Sales	(721)
Amortization/Accretion	76
Transfers into Level 3	53,926
Transfers out of Level 3	(160)
Ending Balance	$ 155,292
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2013	$ (96)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $14,820,497,000. Net unrealized appreciation aggregated $162,582,000, of which $203,995,000 related to appreciated investment securities and $41,413,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 27, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 27, 2013